--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                          U.S. 6-10 VALUE PORTFOLIO II

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2000
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities...............................         1
    Statement of Operations...........................................         2
    Statements of Changes in Net Assets...............................         3
    Financial Highlights..............................................         4
    Notes to Financial Statements.....................................       5-6

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. 6-10 VALUE SERIES
    Schedule of Investments...........................................      7-24
    Statement of Assets and Liabilities...............................        25
    Statement of Operations...........................................        26
    Statements of Changes in Net Assets...............................        27
    Financial Highlights..............................................        28
    Notes to Financial Statements.....................................     29-30

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The U.S. 6-10 Value Series of The DFA
  Investment Trust Company
  (4,763,067 Shares, Cost $70,967)++ at Value...............  $    78,495
Receivable for Investment Securities Sold...................            6
Prepaid Expenses and Other Assets...........................            9
                                                              -----------
    Total Assets............................................       78,510
                                                              -----------

LIABILITIES:
Payable for Fund Shares Redeemed............................            6
Accrued Expenses and Other Liabilities......................           17
                                                              -----------
    Total Liabilities.......................................           23
                                                              -----------

NET ASSETS..................................................  $    78,487
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................    5,048,221
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     15.55
                                                              ===========

COMPONENTS OF NET ASSETS:
Paid-In Capital.............................................  $    70,448
Accumulated Net Investment Loss.............................          (53)
Undistributed Net Realized Gain.............................          564
Unrealized Appreciation of Investment Securities............        7,528
                                                              -----------
    Total Net Assets........................................  $    78,487
                                                              ===========

--------------

++ The cost for federal income tax purposes is $76,044.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
    Income Distributions Received From The DFA Investment
     Trust Company..........................................         $    85
                                                                     -------

EXPENSES
    Administrative Services.................................               4
    Accounting & Transfer Agent Fees........................               4
    Shareholder Services....................................              38
    Legal Fees..............................................               2
    Filing Fees.............................................               8
    Shareholders' Reports...................................               9
    Directors' Fees and Expenses............................               1
    Other...................................................               1
                                                                     -------
        Total Expenses......................................              67
                                                                     -------
    NET INVESTMENT INCOME...................................              18
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Capital Gain Distributions Received from The DFA
     Investment Trust Company...............................           6,713
    Net Realized Loss on Investment Securities Sold.........             (75)
    Change in Unrealized Appreciation (Depreciation) of
     Investment Securities..................................          (2,295)
                                                                     -------

    NET GAIN ON INVESTMENT SECURITIES.......................           4,343
                                                                     -------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $ 4,361
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED           ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2000             1999
                                                                     -----------       --------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................          $     18         $    435
    Capital Gain Distribution Received from The DFA
      Investment Trust Company..............................             6,713            6,847
    Net Realized Loss on Investment Securities Sold.........               (75)          (1,725)
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................            (2,295)             677
                                                                      --------         --------
        Net Increase in Net Assets Resulting from
          Operations........................................             4,361            6,234
                                                                      --------         --------

Distributions From:
    Net Investment Income...................................              (451)            (445)
    Net Realized Gains......................................            (6,553)          (8,447)
                                                                      --------         --------
        Total Distributions.................................            (7,004)          (8,892)
                                                                      --------         --------
Capital Share Transactions (1):
    Shares Issued...........................................            17,118           27,928
    Shares Issued in Lieu of Cash Distributions.............             7,004            8,892
    Shares Redeemed.........................................           (13,142)         (49,086)
                                                                      --------         --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            10,980          (12,266)
                                                                      --------         --------
    Total Increase (Decrease)...............................             8,337          (14,924)
NET ASSETS
    Beginning of Period.....................................            70,150           85,074
                                                                      --------         --------
    End of Period...........................................          $ 78,487         $ 70,150
                                                                      ========         ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             1,073            1,766
    Shares Issued in Lieu of Cash Distributions.............               480              611
    Shares Redeemed.........................................              (820)          (3,148)
                                                                      --------         --------
                                                                           733             (771)
                                                                      ========         ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2000          1999         1998         1997         1996         1995
                                     -----------    ---------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of         $  16.26      $  16.73     $  19.20     $  14.67     $  12.13     $   9.65
  Period...........................
                                      --------      --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............       0.01          0.10         0.12         0.08         0.08         0.06
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       0.92          1.29        (1.84)        4.77         2.51         2.63
                                      --------      --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................       0.93          1.39        (1.72)        4.85         2.59         2.69
                                      --------      --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.11)        (0.09)       (0.11)       (0.07)       (0.01)       (0.06)
  Net Realized Gains...............      (1.53)        (1.77)       (0.64)       (0.25)       (0.04)       (0.15)
                                      --------      --------     --------     --------     --------     --------
  Total Distributions..............      (1.64)        (1.86)       (0.75)       (0.32)       (0.05)       (0.21)
                                      --------      --------     --------     --------     --------     --------
Net Asset Value, End of Period.....   $  15.55      $  16.26     $  16.73     $  19.20     $  14.67     $  12.13
                                      ========      ========     ========     ========     ========     ========
Total Return.......................       6.39%#        9.60%       (9.19)%      33.75%       21.39%       27.90%

Net Assets, End of Period
  (thousands)......................   $ 78,487      $ 70,150     $ 85,074     $125,061     $ 40,637     $ 14,290
Ratio of Expenses to Average Net
  Assets (1).......................       0.42%*        0.44%        0.45%        0.48%        0.85%        0.96%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses) (1)......       0.42%*        0.44%        0.45%        0.47%        0.88%        1.50%
Ratio of Net Investment Income to
  Average Net Assets...............       0.05%*        0.59%        0.59%        0.62%        0.77%        0.68%
Ratio of Net Investment Income to
  Average Net Assets (Excluding
  Waivers and Assumption of
  Expenses)........................       0.05%*        0.59%        0.59%        0.63%        0.74%        0.14%
Portfolio Turnover Rate............        N/A           N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................         30%*          29%          23%          25%          15%          21%

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, of which U.S. 6-10 Value Portfolio II (the "Portfolio") is presented in this report.

    Effective August 1, 1997, U.S. Small Cap Value Portfolio II changed its name to U.S. 6-10 Value Portfolio II.

    The Portfolio invests all of its assets in The U.S. 6-10 Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At
May 31, 2000, the Portfolio owned 3% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2000, the Portfolio's Administrative fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective July 1, 1996, the Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.96% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At May 31, 2000, there are no previously waived fees subject to future reimbursement to the Advisor.

    In addition, pursuant to an agreement with a Shareholder Service Agent, the Portfolio pays to such agent a fee at the effective annual rate of .10% of its average daily net assets.

D. INVESTMENTS:

    At May 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................   $2,451
Gross Unrealized Depreciation...............................       --
                                                               ------
Net.........................................................   $2,451
                                                               ======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 2000.

                           THE U.S. 6-10 VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (98.9%)
 *3-D Systems Corp.....................................      130,700   $    1,539,809
 *3Dfx Interactive, Inc................................      215,342        1,594,877
 *800-Jr Cigar, Inc....................................        1,000           10,031
 *A Consulting Team, Inc...............................        4,400           28,875
 *A.C. Moore Arts & Crafts, Inc........................       68,800          396,675
 AAR Corp..............................................      521,850        7,240,669
 ABC Bancorp...........................................       20,280          201,532
 *ABC Rail Products Corp...............................       55,400          347,981
 Abington Bancorp, Inc.................................       43,000          400,437
 *Ablest, Inc..........................................       16,800           82,950
 Abrams Industries, Inc................................       10,000           38,125
 *Abraxas Petroleum Corp...............................       88,200          131,418
 *Acceptance Insurance Companies, Inc..................      278,100        1,425,262
 *Access Worldwide Communications, Inc.................       13,200           17,737
 Aceto Corp............................................       87,326          933,297
 *Acme Electric Corp...................................       56,300          466,234
 *Acme United Corp.....................................        8,700           20,662
 *Acorn Products, Inc..................................       16,000           25,000
 *ACT Networks, Inc....................................      156,700        1,826,534
 *Actionpoint, Inc.....................................       86,400          858,600
 *Acuson Corp..........................................        4,400           53,900
 Adams Resources & Energy, Inc.........................        6,600          109,312
 *Adaptive Broadband Corp..............................      164,300        4,348,816
 *ADE Corp.............................................      141,900        2,172,844
 *Adept Technology, Inc................................      143,600        3,006,625
 *Advance Lighting Technologies, Inc...................       90,500          947,422
 *Advanced Aerodynamics & Structures, Inc..............        5,000           17,578
 *Advanced Digital Information Corp....................       13,000          164,531
 *Advanced Magnetics, Inc..............................       88,400          596,700
 Advanced Marketing Services, Inc......................      130,875        2,417,098
 *Advanced Neuromodulation Systems, Inc................       80,160          981,960
 Advanta Corp. Class A.................................      129,413        2,179,800
 Advanta Corp. Class B Non-Voting......................      299,125        3,617,543
 Advest Group, Inc.....................................      101,900        1,948,837
 *Aehr Test Systems....................................       81,400          483,312
 *AEP Industries, Inc..................................       67,950        1,123,298
 *Aerovox, Inc.........................................       75,400          242,694
 *Aetrium, Inc.........................................        7,200           38,925
 *Aftermarket Technology Corp..........................       43,300          255,741
 *AG Services America, Inc.............................        2,900           47,306
 Agco Corp.............................................      770,100        9,626,250
 *Agribiotech, Inc.....................................      112,300            3,650
 *Agribrands International, Inc........................       49,500        2,051,156
 *AHT Corp.............................................      163,900          194,631
 *Air Methods Corp.....................................       97,800          342,300
 *Airgas, Inc..........................................      868,300        4,667,112
 *Airnet Systems, Inc..................................      155,900          696,678
 *Airtran Holdings, Inc................................          900            3,698
 AK Steel Holding Corp.................................      169,241        1,639,522
 Alamo Group, Inc......................................      104,300        1,245,081
 *Albany International Corp. Class A...................       14,820          212,111
 *Aldila, Inc..........................................      178,100          286,630
                                                            SHARES             VALUE+
                                                            ------             ------
 Alfa Corp.............................................       82,800   $    1,410,187
 Alico, Inc............................................       81,000        1,245,375
 *Align-Rite International, Inc........................       56,400        1,163,250
 *All American Semiconductor, Inc......................        7,860           81,547
 Allen Organ Co. Class B...............................        5,000          321,562
 *Allen Telecom, Inc...................................      302,600        4,841,600
 Alliance Bancorp......................................      136,320        2,406,900
 *Alliance Semiconductor Corp..........................      370,900        9,179,775
 *Allied Healthcare Products, Inc......................      130,000          430,625
 *Allied Holdings, Inc.................................      105,900          675,112
 Allied Products Corp..................................      203,741          267,410
 *Allied Research Corp.................................       64,400          499,100
 *Allin Communications Corp............................       90,000          213,750
 *Allou Health & Beauty Care, Inc. Class A.............       76,700          527,312
 *Allstars Systems, Inc................................       68,500          154,125
 *Almost Family, Inc...................................       13,700           34,678
 *Alpha Technologies Group, Inc........................       74,400          648,675
 *Alphanet Solutions, Inc..............................       78,000          360,750
 *Alternative Resources Corp...........................       63,000           88,594
 *Alterra Healthcare Corp..............................      489,200          947,825
 Ambanc Holding Co., Inc...............................       64,600          934,681
 *Ambassadors, Inc.....................................      149,900        2,037,703
 Amcast Industrial Corp................................      151,000        1,302,375
 *Amerco, Inc..........................................      101,900        1,786,434
 *America West Holdings Corp. Class B..................      308,500        5,495,156
 American Annuity Group, Inc...........................       11,600          197,925
 American Bank of Connecticut..........................       46,600          914,525
 American Biltrite, Inc................................       44,400          585,525
 *American Coin Merchandising, Inc.....................       64,200          168,525
 *American Ecology Corp................................       50,000          171,875
 *American Freightways Corp............................      630,100        9,392,428
 *American Healthcorp, Inc.............................       30,100          120,400
 *American Homepatient, Inc............................      164,016           54,125
 *American Homestar Corp...............................      100,600           99,028
 *American Indemnity Financial Escrow..................       14,200           14,200
 *American Medical Electronics, Inc. (Escrow-Bonus)....       20,800                0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       20,800                0
 *American Medical Security Group, Inc.................      314,400        2,063,250
 *American Pacific Corp................................      100,000          596,875
 *American Physicians Services Group, Inc..............       48,100          148,058
 *American Retirement Corp.............................       26,900          147,950
 *American Skiing Co...................................       93,100          162,925
 *American Software, Inc. Class A......................      173,800          687,053
 *American Technical Ceramics Corp.....................       86,400        2,959,200
 American Vanguard Corp................................        7,744           60,984
 American Woodmark Corp................................       35,010          661,908
 Americana Bancorp, Inc................................       28,430          326,945
 *Amerihost Properties, Inc............................       70,000          242,812
 *Ameripath, Inc.......................................      267,500        2,294,648
 *Ameristar Casinos, Inc...............................      186,900          741,759
 Ameron, Inc...........................................       51,800        1,903,650

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Amerus Life Holdings, Inc. Class A....................       93,385   $    1,861,863
 *Ames Department Stores, Inc..........................      161,500        1,912,766
 *AMF Bowling, Inc.....................................      130,800          122,625
 *Amistar Corp.........................................       42,300           94,514
 Ampco-Pittsburgh Corp.................................      207,200        2,292,150
 Amplicon, Inc.........................................       16,800          166,950
 *Amrep Corp...........................................      104,992          682,448
 *Amresco, Inc.........................................      683,500          395,148
 *Amtran, Inc..........................................      156,600        2,216,869
 Amwest Insurance Group, Inc...........................       67,290          328,039
 *Anadigics, Inc.......................................       31,000        1,076,281
 Analogic Corp.........................................       79,200        2,856,150
 *Analytical Surveys, Inc..............................        9,100           31,566
 Anchor Bancorp Wisconsin, Inc.........................       57,312          886,545
 Andersons, Inc........................................       71,000          625,687
 Andover Bancorp, Inc..................................       71,825        2,087,414
 *Angeion Corp.........................................        6,300            8,662
 Angelica Corp.........................................      179,600        1,212,300
 *Anicom, Inc..........................................      296,700        1,469,592
 *Ann Taylor Stores Corp...............................      155,900        4,053,400
 Apogee Enterprises, Inc...............................      631,500        2,565,469
 *Applica, Inc.........................................      233,100        3,438,225
 *Applied Extrusion Technologies, Inc..................      214,000        1,257,250
 *Applied Films Corp...................................       37,500          862,500
 *Applied Graphics Technologies, Inc...................      249,200          864,412
 Applied Industrial Technologies, Inc..................      470,000        8,195,625
 *Applied Microsystems Corp............................      104,000          578,500
 Applied Signal Technologies, Inc......................       91,300          924,412
 *Apria Healthcare Group, Inc..........................        4,900           70,437
 *Aquila Biopharmaceuticals, Inc.......................       89,900          210,703
 *Arch Capital Group, Ltd..............................       35,400          534,319
 Arch Chemicals, Inc...................................       72,200        1,245,450
 Arch Coal, Inc........................................      470,900        3,531,750
 *Arch Communications Group, Inc.......................       95,800          481,994
 Arctic Cat, Inc.......................................      232,000        2,501,250
 Argonaut Group, Inc...................................      145,900        2,635,319
 *Argosy Gaming Corp...................................      156,200        2,469,912
 *Ark Restaurants Corp.................................       14,900          116,872
 *Arkansas Best Corp...................................      220,900        2,443,706
 Armstrong Holdings, Inc...............................       14,500          249,219
 Arnold Industries, Inc................................      252,800        2,899,300
 *Arqule, Inc..........................................      112,100          770,687
 Arrow Financial Corp..................................        7,555          113,325
 *ARV Assisted Living, Inc.............................      227,900          220,778
 Arvin Industries, Inc.................................       94,200        1,695,600
 *Asante Technologies, Inc.............................       94,200          138,356
 ASB Financial Corp....................................       14,700          129,084
 *Ascent Assurance, Inc................................          222              368
 *Asche Transportation Services, Inc...................       55,600          100,775
 *Ashworth, Inc........................................      232,000          993,250
 *Aspect Communications Corp...........................       42,600        1,705,331
 *Astea International, Inc.............................       24,400           53,756
 Astro-Med, Inc........................................       56,475          331,791
 *Astronics Corp.......................................       22,687          198,511
 *Asyst Technologies, Inc..............................      177,000        7,118,719
 *Atchison Casting Corp................................      159,700        1,127,881
 *Athey Products Corp..................................       17,140           36,422
 *Atlanta Sosnoff Capital Corp.........................       66,100          636,212
 *Atlantic American Corp...............................       41,900          130,937
 *Atlantis Plastics, Inc...............................       60,000          420,000
 *Atrion Corp..........................................       37,750          448,281
 *Audiovox Corp. Class A...............................      177,900        3,363,422
                                                            SHARES             VALUE+
                                                            ------             ------
 *Ault, Inc............................................       96,700   $      565,091
 *Aurora Foods, Inc....................................      445,600        1,587,450
 *Auspex Systems, Inc..................................      299,100        1,430,072
 *Autologic Information International, Inc.............        7,100           19,303
 Avado Brands, Inc.....................................      221,400          314,803
 *Avalon Holding Corp. Class A.........................       25,112           98,878
 *Avatar Holdings, Inc.................................       53,300        1,054,341
 *Aviall, Inc..........................................      169,000          908,375
 *Aviation Sales Co....................................      146,600          980,387
 *Avid Technology, Inc.................................      204,100        2,053,756
 *Avis Group Holdings, Inc.............................      399,700        7,694,225
 Avnet, Inc............................................       17,748        1,227,940
 *Avteam, Inc. Class A.................................      175,500          348,258
 *Axsys Technologies, Inc..............................       57,500          844,531
 *Aztar Corp...........................................      669,600        8,537,400
 Aztec Manufacturing Co................................        2,500           40,000
 Badger Meter, Inc.....................................       21,200          673,100
 *Badger Paper Mills, Inc..............................       10,400           45,175
 Bairnco Corp..........................................      116,700          838,781
 Baker (J.), Inc.......................................      188,518        1,201,802
 *Baker (Michael) Corp.................................       78,800          512,200
 Baldwin & Lyons, Inc. Class B.........................       12,000          217,500
 *Baldwin Piano & Organ Co.............................       73,600          446,200
 *Baldwin Technology, Inc. Class A.....................      219,700          466,862
 *Baltek Corp..........................................        5,100           37,931
 *Bancinsurance Corp...................................       60,270          248,614
 Bancorp Connecticut, Inc..............................       47,400          696,187
 Bandag, Inc...........................................      139,400        3,458,862
 Bandag, Inc. Class A..................................      183,700        4,179,175
 *Bank Plus Corp.......................................      248,100          690,028
 *Bank United Financial Corp. Class A..................      288,600        1,857,862
 Bank West Financial Corp..............................        2,100           13,519
 BankAtlantic Bancorp, Inc. Class A....................      168,883          643,866
 BankAtlantic Bancorp, Inc. Class B....................      226,402        1,294,736
 *Banknorth Group, Inc.................................      194,709        2,719,841
 Banta Corp............................................        4,000           74,000
 Barnes Group, Inc.....................................       20,000          333,750
 *Barrett Business Services, Inc.......................       56,000          311,500
 *Barringer Technologies, Inc..........................       99,400          611,931
 *Barry (R.G.) Corp....................................      145,300          499,469
 *Basin Exploration, Inc...............................      164,300        2,731,487
 Bassett Furniture Industries, Inc.....................      174,450        2,131,561
 *Battle Mountain Gold Co..............................      931,600        1,804,975
 Bay View Capital Corp.................................      351,442        3,558,350
 *Baycorp Holdings, Ltd................................       44,000          357,500
 *Bayou Steel Corp. Class A............................      165,500          372,375
 *BCT International, Inc...............................       11,100           14,569
 *Be Aerospace, Inc....................................       22,800          157,462
 *Beard Co.............................................       30,000           54,375
 *Beazer Homes USA, Inc................................      126,000        2,315,250
 *BEI Electronics, Inc.................................       86,000          114,219
 BEI Technologies, Inc.................................       83,800        1,487,450
 *Bel Fuse, Inc. Class A...............................       32,500          591,094
 Bel Fuse, Inc. Class B................................       86,700        1,557,891
 *Belco Oil & Gas Corp.................................      179,000        1,398,437
 Bell Industries, Inc..................................      148,522          389,870
 *Bell Microproducts, Inc..............................      138,400        1,790,550
 *Bellwether Exploration Co............................      165,100        1,405,930
 *Benchmark Electronics, Inc...........................      153,400        5,215,600
 *Benton Oil & Gas Co..................................      330,100          907,775
 Bergen Brunswig Corp. Class A.........................      491,800        2,551,212

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Berkley (W.R.) Corp...................................      173,400   $    3,820,219
 *Berlitz International, Inc...........................      207,100        2,303,987
 *Bethlehem Steel Corp.................................      579,600        2,245,950
 *Beverly Enterprises..................................    1,852,000        5,556,000
 *BF Enterprises, Inc..................................        2,300           18,112
 BHA Group Holdings, Inc. Class A......................       19,200          194,400
 *BI, Inc..............................................      111,300          591,281
 *Big 4 Ranch, Inc.....................................       73,300                0
 Bindley Western Industries, Inc.......................      210,454        4,011,779
 *Bio Vascular, Inc....................................       90,900          264,178
 *Bioanalytical Systems, Inc...........................        6,200           16,275
 *Bionx Implants, Inc..................................      175,000          382,812
 *Bio-Rad Laboratories, Inc. Class A...................      108,800        2,522,800
 *BioReliance Corp.....................................       54,200          272,694
 *Biosite Diagnostics, Inc.............................       54,700        1,235,878
 *Biosource International, Inc.........................      135,500          923,094
 Birmingham Steel Corp.................................      509,300        1,973,537
 *Black Hawk Gaming & Development, Inc.................       47,000          321,656
 Blair Corp............................................      134,500        2,589,125
 Blimpie International.................................       28,000           45,500
 Block Drug Co., Inc. Class A..........................       43,988        1,217,918
 *Blonder Tongue Laboratories, Inc.....................        4,600           31,625
 *Bluegreen Corp.......................................      343,498        1,073,431
 BMC Industries, Inc...................................      463,500        1,767,094
 Bob Evans Farms, Inc..................................      233,000        3,160,062
 *Boca Research, Inc...................................       98,700          536,681
 *Boca Resorts, Inc....................................      549,800        4,742,025
 *Bogen Communications International, Inc..............        5,000           31,094
 *Bolt Technology Corp.................................        4,400           19,800
 *Bombay Co., Inc......................................      689,500        2,197,781
 *Bon-Ton Stores, Inc..................................      220,300          492,233
 *Books-a-Million, Inc.................................      260,300          886,647
 *Boron, Lepore and Associates, Inc....................      220,600        1,688,969
 *Boston Biomedical, Inc...............................       53,000          193,781
 *Boston Communications Group, Inc.....................      140,800        1,447,600
 Bostonfed Bancorp, Inc................................       55,460          727,912
 Bowl America, Inc. Class A............................       49,000          379,750
 Bowne & Co., Inc......................................      570,532        5,740,978
 *Boyd Gaming Corp.....................................      497,000        2,453,937
 *Brass Eagle, Inc.....................................      134,300          654,712
 *Brauns Fashions Corp.................................        3,600           80,100
 *Bridgestreet Accomodations, Inc......................       40,600          111,650
 *Brigham Exploration Co...............................       46,700          122,587
 *BrightStar Information Technology Group, Inc.........       27,600          106,950
 *Brookdale Living Communities.........................        5,000           68,125
 Brookline Bancorp, Inc................................       37,900          370,709
 *Brooks Automation, Inc...............................       70,300        2,803,212
 *Brookstone, Inc......................................      111,300        1,579,069
 *Brown & Sharpe Manufacturing Co. Class A.............      230,275          518,119
 *Brown (Tom), Inc.....................................      355,600        7,756,525
 Brown Shoe Company, Inc...............................      335,000        3,999,062
 *Brunswick Technologies, Inc..........................       78,700          691,084
 Brush Wellman, Inc....................................      204,900        3,572,944
 BSB Bancorp, Inc......................................      118,831        2,268,929
 BT Financial Corp.....................................       39,925          691,202
 *BTG, Inc.............................................       33,000          268,125
 *BTU International, Inc...............................       85,300          738,378
 *Buckhead America Corp................................       15,700           79,481
                                                            SHARES             VALUE+
                                                            ------             ------
 *Budget Group, Inc....................................      727,200   $    2,772,450
 *Buffets, Inc.........................................      463,800        5,377,181
 *Builders Transport, Inc..............................       39,100            2,150
 *Building Materials Holding Corp......................      222,300        2,063,222
 *Bull Run Corp. GA....................................       50,400          144,112
 Burlington Coat Factory Warehouse Corp................      514,040        6,521,882
 *Burlington Industries, Inc...........................    1,155,800        3,828,587
 Bush Industries, Inc. Class A.........................       43,900          749,044
 *Business Resource Group..............................       57,200          355,712
 *Butler International, Inc............................       34,800          284,925
 Butler Manufacturing Co...............................       96,500        2,153,156
 *BWAY Corp............................................      153,400        1,102,562
 *C.P. Clare Corp......................................      186,200        1,221,937
 Cadmus Communications Corp............................      130,700        1,135,456
 Calgon Carbon Corp....................................      552,400        3,625,125
 *Caliber Learning Network, Inc........................      267,100          726,178
 *California Coastal Communities, Inc..................       45,100          257,916
 *California Micro Devices Corp........................        2,400           33,975
 *Callon Petroleum Co..................................       52,100          794,525
 Cal-Maine Foods, Inc..................................      102,700          343,403
 Camco Financial Corp..................................        8,183           73,647
 *Cameron Ashley Building Products, Inc................      158,800        2,868,325
 Cameron Financial Corp................................       32,700          385,247
 *Canisco Resources, Inc...............................        5,700            3,078
 *Cannon Express, Inc. Class A.........................        6,900           13,369
 *Cannondale Corp......................................      125,600          902,750
 *Canterbury Information Technology, Inc...............          900            2,391
 *Capital Corp. of the West............................        2,800           27,475
 *Capital Crossing Bank................................       21,800          223,450
 *Capital Pacific Holdings, Inc........................      190,900          524,975
 *Capital Senior Living Corp...........................      351,900          835,762
 *Capital Trust, Inc...................................      105,400          408,425
 Capitol Bancorp, Ltd..................................       41,672          468,810
 Capitol Transamerica Corp.............................      117,000        1,316,250
 Caraustar Industries, Inc.............................       42,500          702,578
 *Carbide/Graphite Group, Inc..........................      159,200          681,575
 *Cardiac Pathways Corp................................        3,000           11,812
 *Caredata.com, Inc....................................       71,200          284,800
 *Career Blazers, Inc. Trust Units.....................        9,540                0
 *Carematrix, Inc......................................      167,800          123,228
 *Caribiner International, Inc.........................      514,200          385,650
 *Carlyle Industries, Inc..............................       29,312           15,572
 *Carmike Cinemas, Inc. Class A........................      187,300          995,031
 Carpenter Technology Corp.............................      481,300        9,956,894
 *Carriage Services, Inc. Class A......................      224,500          645,437
 *Carrington Laboratories, Inc.........................      105,100          233,191
 *Carson, Inc..........................................      156,900          637,406
 Carter-Wallace, Inc...................................      302,700        6,054,000
 Cascade Corp..........................................      138,150        1,554,187
 *Casella Waste Systems, Inc. Class A..................       17,700          230,100
 Casey's General Stores, Inc...........................       61,100          721,744
 Cash America International, Inc.......................      319,300        3,272,825
 *Casino Data Systems..................................      231,800        1,024,991
 *Castle & Cooke, Inc..................................      340,300        6,338,087
 Castle (A.M.) & Co....................................      136,480        1,697,470
 *Castle Dental Centers, Inc...........................       48,900          119,194
 Castle Energy Corp....................................      147,700          893,123
 *Catalina Lighting, Inc...............................      108,000          432,000
 Cato Corp. Class A....................................      371,700        4,611,403

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Cavalier Homes, Inc...................................      352,281   $      528,421
 *CB Richard Ellis Services, Inc.......................      291,700        2,935,231
 CBRL Group, Inc.......................................       69,300        1,002,684
 *CCA Industries, Inc..................................       40,800           42,075
 CCBT Financial Companies, Inc.........................       22,400          329,700
 *Celadon Group, Inc...................................      107,100        1,449,197
 *Celebrity, Inc.......................................       26,325           59,643
 *Celeris Corporation..................................       56,333          155,796
 *Celeritek, Inc.......................................       45,900        2,207,503
 Cenit Bancorp, Inc....................................       54,900          610,762
 *Centigram Communications Corp........................       86,800        1,630,212
 Central Bancorp, Inc..................................       24,900          405,403
 *Central Garden & Pet Co..............................      375,400        4,281,906
 Century Aluminum Co...................................      336,300        3,436,566
 *Century Business Services, Inc.......................      100,000          260,937
 *Ceradyne, Inc........................................       95,000          783,750
 *Ceres Group, Inc.....................................        6,600           39,187
 *Cerprobe Corp........................................       48,800          603,900
 *CFM Technologies, Inc................................      108,300          846,094
 *Champion Enterprises, Inc............................      571,100        3,248,131
 Champion Industries, Inc..............................       32,400           92,137
 *Champps Entertainment, Inc...........................      130,800          510,937
 *Charming Shoppes, Inc................................    1,792,900       10,589,316
 *Chart House Enterprises, Inc.........................      170,400          905,250
 *Chase Industries, Inc................................      121,850        1,127,112
 *Check Technology Corp................................       70,700          360,128
 *Checkers Drive-In Restaurant, Inc....................       15,521           33,225
 *Checkpoint System, Inc...............................      426,700        3,386,931
 Chemed Corp...........................................      109,500        3,319,219
 *Chemfab Corp.........................................       16,050          160,500
 Chemfirst, Inc........................................       76,600        1,599,025
 *Cherry Corp..........................................       81,200        1,634,150
 Chesapeake Corp.......................................      126,600        4,138,237
 *Chesapeake Energy Corp...............................    1,312,800        7,548,600
 Chester Valley Bancorp................................        1,311           23,557
 Chicago Rivet & Machine Co............................       11,800          262,550
 *Children's Comprehensive Services, Inc...............      162,300          365,175
 *Childtime Learning Centers, Inc......................       43,500          293,625
 Chiquita Brands International, Inc....................    1,342,531        5,286,216
 *Cholestech Corp......................................       17,700          132,750
 *Chromcraft Revington, Inc............................       17,700          196,912
 *Chronimed, Inc.......................................       37,400          245,437
 *CHS Electronics, Inc.................................      624,200            7,802
 *Chyron Corp..........................................      122,000          305,000
 CICOR International, Inc..............................      143,700        1,517,831
 *CIDCO, Inc...........................................      233,100          713,869
 *Ciprico, Inc.........................................       59,500          643,344
 Circle International, Inc.............................       30,300          572,859
 *Circuit City Stores, Inc. (Carmax Group).............      540,300        1,452,056
 *Circuit Systems, Inc.................................       53,000           50,516
 *Cirrus Logic, Inc....................................      283,800        4,939,894
 *Citadel Holding Corp. Class A........................       58,640          183,250
 *Citation Computer System, Inc........................       11,200           40,425
 *Citation Holding Corp. Class B.......................       14,660           45,812
 Citizens Banking Corp.................................       48,750          888,164
 *Citizens, Inc. Class A...............................       76,719          469,904
 City Holding Co.......................................        3,500           34,781
 *Civic Bancorp........................................       41,557          583,097
 CKE Restaurants, Inc..................................      985,200        3,263,475
 *Clean Harbors, Inc...................................      150,500          277,484
                                                            SHARES             VALUE+
                                                            ------             ------
 Cleveland Cliffs, Inc.................................      174,400   $    4,436,300
 *Clintrials Research, Inc.............................      332,900        1,076,723
 CNA Surety Corp.......................................       64,500          806,250
 *CNS, Inc.............................................      235,700          942,800
 Coachmen Industries, Inc..............................      240,400        2,869,775
 *Coast Dental Services, Inc...........................      145,600          298,025
 *Coast Distribution System............................       90,200          191,675
 Coastal Bancorp, Inc..................................      116,900        1,760,806
 *Coastcast Corp.......................................      106,000        2,027,250
 *Cobra Electronic Corp................................       78,900          433,950
 *Coeur d'Alene Mines Corp. ID.........................      338,200          824,362
 *Coherent, Inc........................................       12,900          726,431
 *Cohesion Technologies, Inc...........................      117,300        1,238,981
 *Coinmach Laundry Corp................................      189,300        2,561,466
 Cold Metal Products, Inc..............................       70,400          264,000
 Cole National Corp. Class A...........................      190,300        1,201,269
 Collins Industries, Inc...............................       28,200          133,950
 *Columbia Banking System, Inc.........................       60,056          654,986
 *Columbus Energy Corp.................................       50,932          356,524
 Columbus McKinnon Corp................................       27,000          372,937
 *Comdial Corp.........................................      122,600        1,120,641
 *Comforce Corp........................................       64,700          129,400
 *Comfort Systems USA, Inc.............................      279,900        1,696,894
 *Command Systems, Inc.................................       24,400           44,987
 Commercial Bancshares, Inc............................       27,834          492,314
 Commercial Bank of New York...........................       26,400          313,500
 Commercial Metals Co..................................      209,833        5,521,231
 Commercial National Financial Corp....................       15,000          242,812
 Commonwealth Bancorp, Inc.............................      167,300        1,934,406
 Commonwealth Industries, Inc..........................      378,000        2,327,062
 Communications Systems, Inc...........................        6,400           87,600
 Community Bank System, Inc............................       58,000        1,319,500
 Community Financial Corp..............................       13,500          151,031
 Community Financial Group, Inc........................       12,800          168,000
 Community First Brokerage Co..........................       12,400          208,475
 Community Savings Bankshares, Inc.....................       34,800          367,575
 Community Trust Bancorp, Inc..........................       53,797          778,375
 *Compucom Systems, Inc................................      660,900        1,590,291
 *Computer Learning Centers, Inc.......................       43,300           41,947
 *Computer Motion, Inc.................................       38,300          293,234
 *Computer Network Technology Corp.....................      135,450        1,688,892
 *Computer Outsourcing Services, Inc...................       25,800          390,225
 *Comshare, Inc........................................      104,250          397,453
 *Comstock Resources, Inc..............................      424,000        3,180,000
 *Comtech Telecommunications Corp......................       22,750          287,930
 *Concord Camera Corp..................................      139,400        2,365,444
 *Condor Technology Solutions, Inc.....................       67,100           28,308
 *Cone Mills Corp. NC..................................      555,000        3,191,250
 *Congoleum Corp. Class A..............................       97,400          304,375
 *Conmed Corp..........................................      122,961        2,962,592
 *Consolidated Freightways Corp........................      411,500        1,877,469
 *Consolidated Graphics, Inc...........................       77,300          801,987
 *Continental Materials Corp...........................        4,600           79,637
 *Cooker Restaurant Corp...............................      135,000          320,625
 Cooperative Bankshares, Inc...........................       20,800          202,800
 *CoorsTek, Inc........................................       78,500        2,531,625
 *Copart, Inc..........................................      292,400        5,162,687
 *Core Materials Corp..................................          500              781
 *Core, Inc............................................        7,400           42,550
 *Cornell Corrections, Inc.............................      140,700        1,020,075
 *Correctional Services Corp...........................       38,200          168,319
 *Corrpro Companies, Inc...............................      123,575          463,406

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Corsair Communications, Inc..........................       14,000   $      315,875
 Corus Bankshares, Inc.................................       30,700          761,744
 *Cost-U-Less, Inc.....................................       35,000           57,969
 *Cotelligent Group, Inc...............................       79,400          362,262
 Cotton States Life Insurance Co.......................        8,300           68,475
 Counsel Corp..........................................        2,000            4,875
 Courier Corp..........................................       23,400          605,475
 *Covenant Transport, Inc. Class A.....................      237,100        2,437,684
 *Coventry Health Care, Inc............................      261,600        3,098,325
 *Cover-All Technologies, Inc..........................       31,901           21,932
 Covest Bancshares, Inc................................       48,825          508,085
 CPAC, Inc.............................................       84,800          583,000
 CPB, Inc..............................................      107,000        2,514,500
 CPI Corp..............................................       86,400        1,927,800
 *Craig (Jenny), Inc...................................      247,800          356,212
 *Craig Corp...........................................       50,800          206,375
 *Creative Computers, Inc..............................       54,400          251,600
 *Credit Acceptance Corp...............................      735,300        4,090,106
 *Creditrust Corp......................................       15,500            7,992
 *Criticare Systems, Inc...............................       91,000          199,062
 *Cross (A.T.) Co. Class A.............................      233,700        1,431,412
 Cross Timbers Oil Co..................................       54,600        1,109,062
 *Crossman Communities, Inc............................       15,500          274,641
 *Crown Central Petroleum Corp. Class A................       79,000          715,937
 *Crown Central Petroleum Corp. Class B................       68,700          622,594
 Crown Crafts, Inc.....................................      170,700          245,381
 *Crown Group, Inc.....................................        4,100           21,012
 *Crown Vantage, Inc...................................      128,820           30,192
 *Crown-Andersen, Inc..................................       22,900          105,912
 *CSP, Inc.............................................       38,865          241,692
 *CSS Industries, Inc..................................      186,500        3,730,000
 *CTB International Corp...............................       65,300          425,470
 Cubic Corp............................................      110,750        2,215,000
 Culp, Inc.............................................      190,418        1,202,014
 *Curative Health Services, Inc........................       79,400          428,016
 Curtiss-Wright Corp...................................       94,900        3,303,706
 *Cyberoptics Corp.....................................       48,300        1,800,684
 *Cybex International, Inc.............................      107,500          288,906
 *Cylink Corp..........................................       72,200          997,262
 *Cyrk, Inc............................................      355,800        2,045,850
 *Cytrx Corp...........................................       14,600           15,969
 *D A Consulting Group, Inc............................      119,200          262,612
 Dain Rauscher Corp....................................       84,700        5,050,237
 *Dairy Mart Convenience Stores, Inc...................        9,000           38,250
 *Damark International, Inc. Class A...................       89,800        1,692,169
 *Dan River, Inc. (GA) Class A.........................      452,200        2,261,000
 *Danielson Holding Corp...............................       32,400          153,900
 *Darling International, Inc...........................       12,000           14,250
 *Data I/O Corp........................................       90,600          339,750
 *Data Race, Inc.......................................        5,100           22,472
 Data Research Association, Inc........................       15,300           78,891
 *Data Systems & Software, Inc.........................       91,900          413,550
 *Datakey, Inc.........................................       18,000           76,500
 *Dataram Corp.........................................       43,480          774,487
 *DataTRAK International, Inc..........................       59,200          321,900
 *Dataware Technologies, Inc...........................       72,400          192,312
 *Datron Systems, Inc..................................       43,700          506,647
 *Datum, Inc...........................................       88,400        1,375,725
 *Dave and Busters, Inc................................       68,040          467,775
 *Davel Communications, Inc............................       21,385           37,090
                                                            SHARES             VALUE+
                                                            ------             ------
 *Dawson Geophysical Co................................       68,900   $      669,622
 *Daxor Corp...........................................       52,000          637,000
 *Dayton Superior Corp. Class A........................        6,000          153,000
 Deb Shops, Inc........................................       97,000        1,203,406
 *Deckers Outdoor Corp.................................      117,000          394,875
 *Decora Industries, Inc...............................        9,900            9,745
 Decorator Industries, Inc.............................       24,232          118,131
 *DeGeorge Financial Corp..............................       19,900              348
 *Del Global Technologies Corp.........................      177,800        1,489,075
 *Delia's, Inc.........................................       91,600          229,000
 *Delphi Financial Group, Inc. Class A.................       17,430          583,905
 *Delta Financial Corp.................................      251,300          439,775
 Delta Natural Gas Co., Inc............................       26,100          393,947
 Delta Woodside Industries, Inc........................      520,000        1,170,000
 Deltic Timber Corp....................................      108,400        2,317,050
 *Denali, Inc..........................................       69,500          146,602
 Designs, Inc..........................................      178,800          273,787
 *Detection Systems, Inc...............................       78,300          773,212
 *Detrex Corp..........................................       12,800           62,000
 Detroit Diesel Corp...................................      450,800        7,100,100
 *Devcon International Corp............................       55,100          368,481
 *Diamond Home Services, Inc...........................      140,000           10,850
 *Dianon Systems, Inc..................................       27,700          579,969
 *Diedrich Coffee, Inc.................................           52              128
 *Digi International, Inc..............................      316,700        1,632,984
 Dime Community Bancorp, Inc...........................      186,100        3,024,125
 Dimon, Inc............................................      890,500        2,003,625
 *Diodes, Inc..........................................       47,200        1,286,200
 *Discount Auto Parts, Inc.............................      314,900        3,149,000
 *Diversified Corporate Resources, Inc.................        5,400           14,850
 *Dixie Group, Inc.....................................      161,100          573,919
 *Dixon Ticonderoga Co.................................       30,150          111,178
 *Dollar Thrifty Automotive Group, Inc.................      465,600        8,380,800
 *Dominion Homes, Inc..................................       76,400          489,437
 Donegal Group, Inc....................................       93,744          651,814
 *Donna Karan International, Inc.......................       17,500          123,594
 Donnelly Corp. Class A................................       78,525        1,133,705
 Downey Financial Corp.................................      320,713        9,541,212
 *Dress Barn, Inc......................................      294,123        6,259,305
 *Drew Industries, Inc.................................       11,200           78,400
 *DRS Technologies, Inc................................       73,675          838,053
 *Drug Emporium, Inc...................................      243,000          277,172
 *Drypers Corp.........................................       78,900          141,773
 DT Industries, Inc....................................      222,000        2,233,875
 *Duckwall-Alco Stores, Inc............................      106,300          916,837
 *Ducommun, Inc........................................       33,700          377,019
 *Dunn Computer Corp...................................        6,100           11,723
 *Dura Automotive Systems, Inc.........................      309,378        3,683,532
 *Dura Pharmaceuticals, Inc............................      218,500        2,560,547
 *DVI, Inc.............................................      228,000        3,277,500
 *Dwyer Group, Inc.....................................        9,200           23,000
 *Dynamics Research Corp...............................       85,636          604,804
 *E Com Ventures, Inc..................................       27,000           81,844
 Eagle Bancshares, Inc.................................       75,900          887,081
 *Eagle Food Centers, Inc..............................      124,300          128,184
 *Eagle Point Software Corp............................       87,700          405,612
 Earthgrains Co........................................      193,900        3,199,350
 Eastern Co............................................       29,400          378,525
 *ECC International Corp...............................      109,500          328,500
 Ecology & Environment, Inc. Class A...................       25,700          150,987
 Edelbrock Corp........................................       85,000          972,187
 *Edge Petroleum Corp. DE..............................        6,000           18,562

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Edo Corp..............................................       66,100   $      425,519
 *Educational Insights, Inc............................       49,300           60,855
 *EduTrek International, Inc...........................        4,800            6,450
 EFC Bancorp, Inc......................................        5,000           45,625
 *EFTC Corp............................................      329,200          694,406
 *El Paso Electric Co..................................       86,700        1,029,562
 *Elantec Semiconductor, Inc...........................        3,800          144,994
 *Elcom International, Inc.............................       56,800          296,425
 *Elcotel, Inc.........................................       11,900           22,127
 *Elder-Beerman Stores Corp............................       50,000          228,125
 *Electro Rent Corp....................................       77,200          839,550
 *Electroglas, Inc.....................................      119,300        3,146,537
 *Elite Information Group, Inc.........................      180,800        1,152,600
 Ellett Brothers, Inc..................................       67,900          280,087
 *eLOT, Inc............................................      261,500          706,867
 *Eltrax System, Inc...................................       89,485          430,647
 *ELXSI Corp...........................................       27,900          338,287
 EMC Insurance Group, Inc..............................      124,900        1,007,006
 *Emcee Broadcast Products, Inc........................       50,000          157,812
 *Emcor Group, Inc.....................................       17,000          377,187
 Empire Federal Bancorp, Inc...........................        2,100           23,231
 *EMS Technologies, Inc................................      110,450        1,784,458
 *En Pointe Technologies, Inc..........................       36,500          384,391
 *Encad, Inc...........................................      147,200          515,200
 *Encompass Services Corp..............................      679,750        3,993,531
 *Encore Wire Corp.....................................       13,400           84,169
 *Endosonics Corp......................................        9,900           42,230
 Energen Corp..........................................      183,400        4,057,725
 Enesco Group, Inc.....................................      296,900        1,187,600
 Engineered Support Systems, Inc.......................       43,550          549,819
 Engle Homes, Inc......................................      154,200        1,479,356
 Enhance Financial Services Group, Inc.................      407,300        5,600,375
 Ennis Business Forms, Inc.............................        6,000           44,250
 *Enserch Exploration Corp.............................      848,018        4,346,092
 *Environmental Elements Corp..........................       14,500           19,937
 *Environmental Technologies Corp......................       44,200          607,750
 *ePresence, Inc.......................................       56,700          474,862
 *Equinox Systems, Inc.................................       59,950          348,459
 *Equity Marketing, Inc................................        5,800           58,725
 *Equity Oil Co........................................      142,900          292,498
 *Esco Electronics Corp................................      225,700        3,977,962
 Eskimo Pie Corp.......................................       43,300          426,234
 Espey Manufacturing & Electronics Corp................        3,800           54,625
 *Esterline Technologies Corp..........................      268,542        3,658,885
 Ethyl Corp............................................      710,600        1,820,912
 *Evans & Sutherland Computer Corp.....................      184,000        1,454,750
 *Evergreen Resources, Inc.............................       17,000          466,969
 *Exabyte Corp.........................................      373,100        1,574,016
 *Exar Corp............................................      133,050        9,134,714
 Exide Corp............................................      378,900        3,220,650
 *Exponent, Inc........................................       90,400          709,075
 *Extended Stay America, Inc...........................      883,100        7,947,900
 Ezcorp, Inc. Class A Non-Voting.......................      246,000          538,125
 *E-Z-Em, Inc. Class A.................................       45,200          310,750
 *E-Z-Em, Inc. Class B.................................        3,843           24,739
 Fab Industries, Inc...................................       87,081          870,810
 *Fairchild Corp. Class A..............................      480,829        2,283,938
 Falcon Products, Inc..................................      112,100        1,106,987
 *Family Golf Centers, Inc.............................      164,100           51,281
 *Fansteel, Inc........................................       88,300          353,200
                                                            SHARES             VALUE+
                                                            ------             ------
 *Farm Family Holdings, Inc............................       29,500   $      796,500
 Farmer Brothers Co....................................          484           81,070
 *Faro Technologies, Inc...............................       18,200           49,481
 Farrel Corp...........................................       62,200          101,075
 FBL Financial Group, Inc. Class A.....................      328,700        4,807,237
 *Featherlite Manufacturing, Inc.......................       27,900           96,778
 Federal Screw Works...................................        2,000           83,250
 *FEI Co...............................................      252,900        4,575,909
 FFLC Bancorp..........................................       50,833          651,298
 FFY Financial Corp....................................       84,600          935,887
 *Fibermark, Inc.......................................      109,350        1,141,341
 *Fiberstars, Inc......................................       12,900          101,184
 Fidelity Bancorp, Inc. Delaware.......................       32,700          574,294
 Fidelity Bankshares, Inc..............................        8,000          124,500
 *Fidelity Federal Bancorp.............................       20,000           38,750
 Fidelity National Corp................................       78,700          489,416
 Fidelity National Financial, Inc......................      432,200        6,699,100
 *Finish Line, Inc. Class A............................      289,900        2,011,181
 *Finishmaster, Inc....................................      120,000          652,500
 *Finlay Enterprises, Inc..............................       50,800          579,437
 *First Aviation Services, Inc.........................        9,000           60,187
 First Bell Bancorp, Inc...............................       59,600          851,162
 *First Cash, Inc......................................      109,000          459,844
 First Charter Corp....................................       17,100          273,066
 First Citizens Bancshares, Inc. NC....................        4,500          271,406
 First Defiance Financial Corp.........................      131,000        1,084,844
 First Essex Bancorp...................................       95,700        1,576,059
 First Federal Bancshares of Arkansas, Inc.............       60,200          910,525
 First Federal Capital Corp............................      131,220        1,398,313
 First Federal of East Hartford........................       31,000          895,125
 First Financial Holdings, Inc.........................      100,600        1,575,019
 First Indiana Corp....................................       92,906        1,622,952
 *First Investors Financial Services Group, Inc........      120,600          569,081
 First Keystone Financial, Inc.........................       38,800          392,850
 First Mariner Bank Corp...............................       43,600          280,675
 First Midwest Financial, Inc..........................       27,000          267,469
 First Niagara Financial Group, Inc....................       18,100          165,728
 First Northern Capital Corp...........................      106,400        1,419,775
 First Oak Brook Bancshares, Inc. Class A..............       29,000          434,094
 *First Republic Bank..................................      128,352        2,165,940
 First Savings Bancorp, Inc. North Carolina............       48,500          873,000
 First Sentinel Bancorp, Inc...........................      336,800        2,625,987
 *First Team Sports, Inc...............................       99,300          212,564
 First Washington Bancorp, Inc.........................      244,910        3,543,542
 FirstBank NW Corp.....................................       11,600          117,450
 *FirstCity Financial Corp.............................        8,300           18,156
 Firstfed America Bancorp, Inc.........................       14,900          173,212
 *FirstFed Financial Corp. DE..........................      360,600        4,845,562
 Firstspartan Financial Corp...........................       38,700          677,250
 *Firstwave Technologies, Inc..........................       45,700          162,092
 *Fischer Imaging Corp.................................      100,600          270,362
 Flag Financial Corp...................................       27,550          145,498
 Flagstar Bancorp, Inc.................................       42,300          397,884
 *Flander Corp.........................................      542,300        1,931,944
 Fleetwood Enterprises, Inc............................      217,100        3,093,675
 Fleming Companies, Inc................................      606,697        8,531,677
 Flexsteel Industries, Inc.............................       90,400        1,166,725
 *Flooring America, Inc................................      332,900          915,475

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Florida Rock Industries, Inc..........................       34,500   $    1,364,906
 *Florsheim Group, Inc.................................      120,800          298,225
 *Flour City International, Inc........................        2,400            6,900
 Flushing Financial Corp...............................      137,250        1,981,547
 FNB Financial Services Corp...........................       11,900          145,775
 *Foilmark, Inc........................................       84,758          325,789
 *Foodarama Supermarkets, Inc..........................       13,400          361,800
 Foothill Independent Bancorp..........................       45,818          443,862
 *Forest Oil Corp......................................      109,500        1,745,156
 *Foster (L.B.) Co. Class A............................      169,900          568,103
 Foster Wheeler Corp...................................      926,900        7,820,719
 *FPIC Insurance Group, Inc............................       47,800          616,919
 Frankfort First Bancorp, Inc..........................       25,650          304,594
 Franklin Bank National Associaton Southfield, MI......       49,283          425,066
 *Franklin Covey Co....................................      335,900        2,603,225
 *Franklin Electronic Publishers, Inc..................      112,300          729,950
 Freds, Inc. Class A...................................      215,750        3,694,719
 Fremont General Corp..................................      513,500        2,246,562
 *French Fragrances, Inc...............................       33,100          254,456
 Frequency Electronics, Inc............................       96,000        1,632,000
 *Fresh America Corp...................................       32,200           70,437
 *Fresh Choice, Inc....................................       65,100          234,970
 *Fresh Foods, Inc.....................................      133,100          390,981
 *Friede Goldman International.........................      111,948          944,561
 *Friedman Billings Ramsey Group, Inc. Class A.........      183,500        1,169,812
 Friedman Industries, Inc..............................      108,195          351,634
 Friedmans, Inc. Class A...............................      209,600        1,264,150
 Frisch's Restaurants, Inc.............................       92,392          900,822
 *Fritz Companies, Inc.................................      255,200        2,655,675
 Frontier Insurance Group, Inc.........................      542,700          644,456
 Frozen Food Express Industries, Inc...................      327,600          829,237
 FSF Financial Corp....................................        9,400          116,325
 *FSI International, Inc...............................      267,500        3,853,672
 *FTI Consulting, Inc..................................       62,700          587,812
 GA Financial, Inc.....................................       75,100          882,425
 *Gadzooks, Inc........................................      127,900        1,822,575
 Gainsco, Inc..........................................      355,600        1,866,900
 *Galey & Lord, Inc....................................      271,200          661,050
 *GameTech International, Inc..........................       21,500          137,062
 Garan, Inc............................................       58,000        1,189,000
 *Garden Fresh Restaurant Corp.........................       69,700          757,987
 *Gart Sports Co.......................................       16,637           94,623
 *Gasonics International, Inc..........................       78,200        2,130,950
 GBC Bancorp...........................................      105,800        3,038,444
 *GC Companies, Inc....................................      131,300        3,471,244
 *Geerling & Wade, Inc.................................       27,500           97,969
 *Gehl Co..............................................       91,100        1,631,259
 Gencorp, Inc..........................................      765,100        7,507,544
 General Binding Corp..................................        8,800           66,000
 General Cable Corp....................................      210,800        1,752,275
 *General Communications, Inc. Class A.................      895,400        4,309,112
 *General Datacomm Industries, Inc.....................      119,300          469,744
 *Genesee & Wyoming, Inc...............................       18,800          344,275
 *Genesis Health Ventures, Inc.........................      544,300          204,112
 Genesis Worldwide, Inc................................       56,600           56,600
 *Geneva Steel Co. Class A.............................       93,000           34,875
 *Genlyte Group, Inc...................................       91,600        1,863,487
 *GenStar Therapeutics Corporation.....................       14,500           67,062
 *Gensym Corp..........................................       74,000          269,406
                                                            SHARES             VALUE+
                                                            ------             ------
 *Gentiva Health Services..............................       75,575   $      658,920
 Geon Co...............................................        2,100           45,150
 *Gerber Childrenswear, Inc............................       42,700          224,175
 Gerber Scientific, Inc................................      146,900        1,762,800
 *Getty Petroleum Marketing, Inc.......................      200,100          725,362
 *Giant Group, Ltd.....................................       50,600           32,416
 *Giant Industries, Inc................................      178,700        1,574,794
 Gibraltar Steel Corp..................................      137,600        2,180,100
 *Giga-Tronics, Inc....................................       20,800          157,300
 *G-III Apparel Group, Ltd.............................       98,500          455,562
 *Gish Biomedical, Inc.................................       47,900          103,284
 Glatfelter (P.H.) Co..................................      586,800        6,931,575
 *Glenayre Technologies, Inc...........................      707,600        5,815,587
 *Global Sources, Ltd..................................       22,838          630,214
 *Global Vacation Group, Inc...........................      169,000          433,062
 *Globe Business Resources, Inc........................       45,500          581,547
 Golden Enterprises, Inc...............................       17,200           53,750
 *Golden State Vintners, Inc...........................       32,300          155,444
 *Good Guys, Inc.......................................      263,300          707,619
 *Goodys Family Clothing...............................      117,200          640,937
 Gorman-Rupp Co........................................       44,000          767,250
 *Gottschalks, Inc.....................................      231,700        1,172,981
 *Government Technology Services, Inc..................      121,000          366,781
 *GP Strategies Corp...................................      222,665          848,910
 *Gradco Systems, Inc..................................       91,550          170,226
 *Graham Corp..........................................       27,150          207,019
 *Grand Union Co.......................................      154,600          130,444
 Granite Construction, Inc.............................      136,000        3,544,500
 Granite State Bankshares, Inc.........................       22,800          376,200
 *Graphic Packaging International Corp.................      478,500        1,644,844
 Gray Communications Systems, Inc......................       35,950          406,684
 *Greenbriar Corp......................................       10,700           16,050
 Greenbrier Companies, Inc.............................      247,900        1,890,237
 *Griffin Land & Nurseries, Inc. Class A...............       25,000          337,500
 *Griffon Corp.........................................      418,400        2,536,550
 *Group 1 Automotive, Inc..............................       75,000          862,500
 *Group 1 Software, Inc................................       25,350          464,222
 *GT Interactive Software Corp.........................       76,500          160,172
 Guaranty Federal Bancshares, Inc......................       14,800          147,537
 *Guest Supply, Inc....................................       76,200        1,338,262
 Guilford Mills, Inc...................................      436,800        2,866,500
 *Gulf Island Fabrication, Inc.........................       11,200          194,250
 *Gulfmark Offshore, Inc...............................      107,400        2,315,812
 *Gundle/SLT Environmental, Inc........................      290,800          908,750
 *Gymboree Corp........................................      428,900        1,199,580
 *GZA Geoenvironmental Technologies, Inc...............       42,700          261,537
 *Hadco Corp...........................................       50,800        4,483,100
 Haggar Corp...........................................      107,325        1,244,299
 *Hagler Bailly, Inc...................................       53,100           96,244
 *Hahn Automotive Warehouse, Inc.......................       38,746           41,168
 *Halifax Corp.........................................       24,000          124,500
 Hallmark Capital Corp.................................       35,000          297,500
 *Hallwood Group, Inc..................................          100              956
 *Ha-Lo Industries, Inc................................      250,800        1,395,075
 *Hampshire Group, Ltd.................................       19,100          152,800
 *Hampton Industries, Inc..............................       79,094          148,301
 Hancock Fabrics, Inc..................................      196,300          920,156
 Hancock Holding Co....................................        1,600           50,800
 *Handleman Co.........................................      474,436        4,625,751
 *Hanger Orthopedic Group, Inc.........................      262,700        1,264,244

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Harbor Florida Bancshares, Inc........................       17,500   $      185,391
 *Harding Lawson Associates Group, Inc.................       66,500          754,359
 Hardinge Brothers, Inc................................      155,200        1,498,650
 Harleysville Group, Inc...............................      455,200        7,709,950
 Harman International Industries, Inc..................       27,300        1,579,987
 Harmon Industries, Inc................................        3,700           49,487
 *Harnischfeger Industries, Inc........................      266,100          117,084
 *Harolds Stores, Inc..................................        2,000            5,000
 *Harry's Farmers Market, Inc. Class A.................       46,100           51,862
 *Hartmarx Corp........................................      696,000        1,566,000
 *Harvey Entertainment Co..............................       52,400          160,475
 *Hastings Entertainment, Inc..........................      169,800          225,516
 Hastings Manufacturing Co.............................        1,700           15,459
 *Hathaway Corp........................................       45,300          161,381
 *Hauser, Inc..........................................       42,275           58,128
 Haven Bancorp, Inc....................................      117,000        2,098,687
 Haverty Furniture Co., Inc............................      280,200        3,152,250
 *Hawaiian Airlines, Inc...............................      568,400        1,421,000
 *Hawk Corp............................................      191,000        1,301,187
 *Hawker Pacific Aerospace.............................       84,000          472,500
 *Hawthorne Financial Corp.............................       84,200          684,125
 HCC Insurance Holdings, Inc...........................       38,600          658,612
 *Headway Corporate Resources, Inc.....................       93,700          298,669
 *Health Management Systems, Inc.......................      240,200          994,578
 *Health Risk Management, Inc..........................       72,700          422,569
 *Health Systems Design Corp...........................       90,000          506,250
 *Healthcare Recoveries, Inc...........................       54,700          190,595
 *Healthcare Services Group, Inc.......................      171,650          772,425
 *Healthcor Holdings...................................       65,300            2,285
 Healthplan Services Corp..............................      297,000          723,937
 *Hector Communications Corp...........................        9,500          121,125
 *HEI, Inc.............................................       10,200          123,675
 Heico Corp............................................       14,900          195,562
 Heilig-Meyers Co......................................    1,133,850        1,913,372
 *Hello Direct, Inc....................................       84,100        1,045,994
 Heritage Financial Corp...............................       32,100          253,791
 *Herley Industries, Inc...............................       26,733          432,740
 *Hexcel Corp..........................................      425,250        3,295,687
 HF Financial Corp.....................................       52,150          451,423
 *High Plains Corp.....................................      211,900          476,775
 *Highlands Insurance Group, Inc.......................      226,410        1,641,472
 *Hirsch International Corp. Class A...................       90,000          126,562
 *Hi-Shear Industries, Inc.............................       53,500          129,570
 *Hi-Tech Pharmacal, Inc...............................       54,600          212,428
 *HMI Industries, Inc..................................       27,800           40,831
 HMN Financial, Inc....................................       70,000          791,875
 *HMT Technology Corp..................................      777,700        1,336,672
 *Hoenig Group, Inc....................................      104,700          971,747
 *Holiday RV Superstores, Inc..........................       70,700          296,056
 Holly Corp............................................      107,400        1,074,000
 *Hollywood Casino Corp. Class A.......................       32,900          166,556
 *Hollywood Entertainment Corp.........................      269,600        1,857,712
 *Hologic, Inc.........................................      284,500        1,635,875
 Home Bancorp..........................................       13,800          203,981
 Home Federal Bancorp..................................       34,875          573,258
 Home Loan Financial Corp..............................          700            4,637
 Home Port Bancorp, Inc................................       14,500          351,625
 *Home Products International, Inc.....................      124,450          536,691
 *Homebase, Inc........................................      839,650        1,574,344
 *Homegold Financial, Inc..............................       50,000           45,312
 *Homeland Holding Corp................................        6,900           27,169
                                                            SHARES             VALUE+
                                                            ------             ------
 *Homestead Village, Inc...............................      278,500   $    1,131,406
 Horizon Financial Corp................................       91,865          858,364
 *Horizon Health Corp..................................      113,600          688,700
 *Horizon Offshore, Inc................................      168,000        1,895,250
 *Horizon Pharmacies, Inc..............................       31,000          116,250
 *Hotelworks.com, Inc..................................      209,200           78,450
 *Houston Exploration Co...............................      310,400        7,760,000
 *Hovnanian Enterprises, Inc. Class A..................      257,084        1,413,962
 Howell Corp...........................................      104,200          970,362
 *HPSC, Inc............................................       43,600          411,475
 *HS Resources, Inc....................................      330,000       11,075,625
 *Hub Group, Inc. Class A..............................      108,700        1,375,734
 *Hudson Hotels Corp...................................       14,300           14,523
 Hudson River Bancorp, Inc.............................       35,700          349,191
 *Hudson Technologies, Inc.............................       55,900          117,041
 Huffy Corp............................................      171,900          558,675
 Hughes Supply, Inc....................................      349,350        6,637,650
 Hunt (J.B.) Transport Services, Inc...................      597,200        9,648,512
 Hunt Corp.............................................       62,850          632,428
 *Huntco, Inc. Class A.................................       92,600          283,587
 *Hurco Companies, Inc.................................       92,800          406,000
 *Hutchinson Technology, Inc...........................      506,400        5,966,025
 *Hvide Marine, Inc. Class A...........................      110,500                0
 *Hycor Biomedical, Inc................................       69,800          349,000
 *Hypercom Corp........................................      216,800        2,710,000
 *Hyseq, Inc...........................................      213,600        4,946,175
 Iberiabank Corp.......................................      105,300        1,572,919
 *Ico, Inc.............................................      241,800          396,703
 *ICT Group, Inc.......................................       48,500          341,016
 *ICU Medical, Inc.....................................       69,900        1,312,809
 *IEC Electronics Corp.................................      130,700          249,147
 *IFR Systems, Inc.....................................      134,400          768,600
 *IHOP Corp............................................       69,900        1,231,987
 *II-VI, Inc...........................................      136,100        5,231,344
 *Il Fornaio (America) Corp............................        8,800           75,900
 *Imation Corp.........................................       92,700        2,624,569
 IMCO Recycling, Inc...................................      347,500        2,323,906
 *Immucor, Inc.........................................       61,100          490,709
 *Imperial Credit Industries, Inc......................      733,500        2,567,250
 Imperial Sugar Co.....................................      697,400          958,925
 *Impreso.com, Inc.....................................        6,500           26,609
 *In Focus Systems, Inc................................      158,800        4,431,512
 *Inacom Corp..........................................      731,200          124,304
 Independence Holding Co...............................       52,600          650,925
 Independent Bank East.................................       77,726        1,015,296
 Industrial Bancorp, Inc...............................       29,200          332,150
 *Industrial Distribution Group, Inc...................      178,900          424,887
 *Industrial Holdings, Inc.............................        9,200           10,637
 *Inference Corp. Class A..............................      115,000          711,562
 *Infinium Software, Inc...............................        4,300           13,841
 *Infonautics Corp. Class A............................       64,100          262,409
 *Information Management Associates, Inc...............      101,500          444,062
 *Information Resources, Inc...........................      489,200        2,430,712
 Ingles Market, Inc. Class A...........................      211,100        2,084,612
 *Innodata Corp........................................           94              582
 *Innotrac Corp........................................       68,500          338,219
 *Innovative Clinical Solutions, Ltd...................      261,200           45,710
 *Innovative Gaming Corp. of America...................        6,600            4,847
 *Innoveda, Inc........................................      305,200        1,363,862
 Innovex, Inc..........................................       22,200          190,781
 *Inprise Corp.........................................      147,900          825,005

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Input/Output, Inc....................................      544,700   $    4,289,512
 *Insignia Financial Group, Inc........................      387,032        4,378,299
 *Insilco Holding Co...................................          432           11,664
 *Insituform East, Inc.................................       31,200           41,925
 *Insituform Technologies, Inc. Class A................       51,100        1,767,741
 *Inso Corp............................................      171,100          604,197
 *Inspire Insurance Solutions, Inc.....................      176,700          612,928
 Insteel Industries, Inc...............................      117,400          675,050
 *Insurance Auto Auctions, Inc.........................      146,300        2,839,134
 *Insurance Management Solutions, Inc..................       19,600           31,544
 *Integra, Inc.........................................      104,800           65,500
 *IntegraMed America, Inc..............................       57,100          178,437
 *Integrated Device Technology, Inc....................      215,987       10,272,882
 *Integrated Electrical Services, Inc..................      398,800        1,969,075
 *Integrated Measurement System, Inc...................       83,800        1,246,525
 *Integrated Silicon Solution, Inc.....................      203,400        6,032,081
 *Intellicall, Inc.....................................        4,500            3,656
 Intelligent Systems Corp..............................       52,375          222,594
 *Inter Parfums, Inc...................................      103,200        1,212,600
 Interface, Inc. Class A...............................      577,100        2,524,812
 *Intergraph Corp......................................      792,900        4,435,284
 *Interlinq Software Corp..............................       68,800          193,500
 *Intermagnetics General Corp..........................      143,980        1,637,772
 Intermet Corp.........................................      224,500        1,546,945
 *International Aircraft Investors.....................       38,500          197,312
 International Aluminum Corp...........................       48,900          712,106
 International Multifoods Corp.........................      398,000        5,547,125
 *International Rectifier Corp.........................      368,300       15,192,375
 *International Remote Imaging Systems, Inc............        6,200            8,912
 International Shipholding Corp........................       80,450          613,431
 *International Speciality Products, Inc...............      466,190        2,534,908
 *International Total Services, Inc....................       74,900           74,900
 Interpool, Inc........................................      589,800        4,718,400
 *Interstate National Dealers Services, Inc............        3,900           21,206
 *Intervisual Books, Inc. Class A......................        9,900           14,231
 *Intevac, Inc.........................................        5,100           15,937
 Investors Title Co....................................       18,200          200,200
 *Invision Technologies, Inc...........................       33,900          136,659
 *Invivo Corp..........................................        2,500           25,156
 *Ionics, Inc..........................................      146,700        4,217,625
 *IRI International Corp...............................       26,700          238,631
 *Iridex Corp..........................................       74,300          631,550
 *Isco, Inc............................................       91,100          408,527
 *Isle of Capri Casinos, Inc...........................      308,700        4,215,684
 *Isolyser Co., Inc....................................      597,600        2,110,275
 *IT Group, Inc .......................................      361,379        2,100,515
 *ITC Learning Corp....................................       49,200          121,462
 *ITEQ, Inc............................................      305,059          171,596
 *ITLA Capital Corp....................................      154,400        2,016,850
 *Itron, Inc...........................................       85,300          397,178
 *IVI Checkmate Corp...................................      175,705          516,133
 *J & J Snack Foods Corp...............................      170,100        2,535,553
 *J. Alexander's Corp..................................       88,900          344,487
 *J. Jill Group, Inc...................................      176,600        1,087,194
 *Jackpot Enterprises, Inc.............................      106,500        1,231,406
 Jacksonville Bancorp, Inc.............................       16,200          207,562
 *Jaclyn, Inc..........................................       26,900           53,800
 *Jaco Electronics, Inc................................       70,446        1,146,949
 *Jacobson Stores, Inc.................................       78,650          442,406
                                                            SHARES             VALUE+
                                                            ------             ------
 *Jan Bell Marketing, Inc..............................      382,400   $      836,500
 *Jason, Inc...........................................      288,900        2,907,056
 *JDA Software Group, Inc..............................       62,600          972,256
 Jefferies Group, Inc..................................       65,200        1,316,225
 Jefferson Savings Bancorp, Inc........................       79,900          871,409
 *JLK Direct Distribution, Inc. Class A................      103,000          714,562
 *JLM Industries, Inc..................................      118,500          448,078
 *Jo-Ann Stores, Inc. Class A..........................       35,700          339,150
 *Jo-Ann Stores, Inc. Class B..........................       35,700          287,831
 *Johnson Outdoors, Inc................................      123,300        1,090,434
 *Jos. A. Bank Clothiers, Inc..........................      155,400          704,156
 *JPM Co...............................................        3,500           18,047
 *JPS Industries, Inc..................................        9,000           33,609
 *Jps Packaging Company................................       61,150          171,984
 Justin Industries, Inc................................      352,500        6,146,719
 *JWGenesis Financial Corp.............................       14,250          117,562
 K Swiss, Inc. Class A.................................       88,200        1,160,381
 *K2, Inc..............................................      306,580        2,165,221
 *Kaiser Aluminum Corp.................................    1,232,615        5,469,729
 *Kaiser Group International, Inc......................      123,000           17,297
 *Kaiser Ventures, Inc.................................      134,100        1,734,919
 Kaman Corp. Class A...................................      435,000        4,336,406
 *Kasper A.S.L., Ltd...................................       59,900          154,430
 Katy Industries, Inc..................................      139,300        1,349,469
 Kaye Group, Inc.......................................       40,000          270,000
 *KBK Capital Corp.....................................       68,900          288,519
 *KCS Energy, Inc......................................      183,900          206,887
 *Kellstrom Industries, Inc............................       94,300          474,447
 Kellwood Co...........................................      416,218        7,023,679
 Kenan Transport Co....................................          200            3,725
 *Kendle International, Inc............................       76,900          485,431
 Kennametal, Inc.......................................        5,300          139,787
 *Kennedy-Wilson, Inc..................................        5,100           26,297
 *Kent Electronics Corp................................      166,450        4,618,987
 *Kentucky Electric Steel, Inc.........................       32,600           69,275
 Kentucky First Bancorp, Inc...........................       11,700          119,194
 *Kevco, Inc...........................................      138,800          221,212
 Kewaunee Scientific Corp..............................       30,800          359,012
 *Key Energy Group, Inc................................      166,900        1,815,037
 *Key Production Co., Inc..............................      146,612        2,354,955
 *Key Technology, Inc..................................       55,800          483,019
 *Key Tronic Corp......................................      172,500          468,984
 *Keystone Automotive Industries, Inc..................      283,680        2,078,842
 *Keystone Consolidated Industries, Inc................      147,849          572,915
 *kforce.com, Inc......................................      915,600       11,759,737
 Kimball International, Inc. Class B...................      287,000        4,636,844
 *Kimmins Corp.........................................       16,000            5,020
 *Kinark Corp..........................................       73,400           96,337
 *Kinnard Investment, Inc..............................       73,600          584,200
 *Kit Manufacturing Co.................................       11,100           72,150
 *Kitty Hawk, Inc......................................      170,900           79,896
 Klamath First Bancorp, Inc............................      144,600        1,617,713
 *KLLM Transport Services, Inc.........................       52,099          415,164
 Knape & Vogt Manufacturing Co.........................       37,434          567,359
 *Komag, Inc...........................................      949,600        1,988,225
 *Koss Corp............................................       45,700          764,047
 *Krug International Corp..............................       65,400           85,838
 *K-Tron International, Inc............................        6,300           99,422
 *Kulicke & Soffa Industries, Inc......................      161,700        8,145,638
 *KVH Industries, Inc..................................       59,200          308,950
 LabOne, Inc...........................................       91,950          474,117

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Laboratory Corp. of America Holdings, Inc............       29,650   $    2,131,094
 *Labtec, Inc..........................................        8,916           55,725
 *Laclede Steel Co.....................................       44,100           17,916
 LaCrosse Footwear, Inc................................       19,900           80,222
 *Ladish Co., Inc......................................      254,200        2,216,306
 *Lakeland Industries, Inc.............................        6,100           38,888
 *Lakes Gaming, Inc....................................      168,725        1,386,709
 *Lam Research Corp....................................       75,900        2,440,659
 *Lamson & Sessions Co.................................      159,800        1,278,400
 *Lancer Corp..........................................       94,400          342,200
 *Landair Corp.........................................       23,200           94,975
 Landamerica Financial Group, Inc......................      243,312        4,486,065
 Landrys Seafood Restaurants, Inc......................      481,800        3,764,063
 *Larscom, Inc.........................................       57,400          287,000
 *LaserSight Corporation...............................       32,100          163,509
 Lawrence Savings Bank MA..............................        3,500           25,266
 Lawson Products, Inc..................................      250,000        5,992,188
 *Layne Christensen Co.................................      156,000          692,250
 *Lazare Kaplan International, Inc.....................      132,300        1,157,625
 La-Z-Boy, Inc.........................................      117,949        1,894,556
 *Leapnet, Inc.........................................      155,686          498,683
 *Learn2.com, Inc......................................       60,454          116,185
 *Lechters, Inc........................................      263,400          403,331
 Lennox International, Inc.............................      203,680        2,393,240
 Lesco, Inc............................................       61,700          960,206
 *Let's Talk Cellular & Wireless, Inc..................          400              192
 Liberty Bancorp, Inc..................................        2,800           19,338
 *Liberty Corp.........................................        7,200          252,900
 *Life Financial Corp..................................       44,500          175,219
 *Lifeline Systems, Inc................................       14,400          175,500
 Lifetime Hoan Corp....................................      156,100        1,297,581
 Lillian Vernon Corp...................................      122,600        1,195,350
 *Lindal Cedar Homes, Inc..............................        8,000           16,250
 Lindberg Corp.........................................       95,900          755,213
 *Lithia Motors, Inc. Class A..........................        5,500           66,688
 *LMI Aerospace, Inc...................................       11,900           33,841
 LNR Property Corp.....................................      329,800        6,389,875
 *Lodgenet Entertainment Corp..........................       29,000          676,969
 *Lodgian, Inc.........................................      396,900          893,025
 *Loehmanns, Inc.......................................       65,000            4,713
 *Loews Cineplex Entertainment Corp....................    1,004,200        2,636,025
 *Logic Devices, Inc...................................       78,700          184,453
 Lone Star Steakhouse Saloon...........................      505,000        5,349,844
 Longs Drug Stores Corp................................       21,100          425,956
 Longview Fibre Co.....................................      246,300        2,955,600
 *Louis Dreyfus Natural Gas Corp.......................      465,900       14,967,038
 *LSB Industries, Inc..................................       99,500           80,844
 LSI Industries, Inc...................................        5,830          100,021
 LTV Corp..............................................    1,538,700        4,039,088
 *LTX Corp.............................................      210,000        5,519,063
 Luby's Cafeterias, Inc................................       72,200          636,263
 Lufkin Industries, Inc................................       95,200        1,612,450
 *Lumisy, Inc..........................................      172,100          424,872
 *Lunar Corp...........................................      100,450        1,111,228
 *Lydall, Inc..........................................      294,900        3,078,019
 *Lynch Corp...........................................        6,200          191,425
 M.A. Hanna Co.........................................      246,200        2,877,463
 *M.H. Meyerson & Co., Inc.............................       51,600          191,888
 *Mac-Gray Corp........................................       72,800          222,950
 *Mackie Designs, Inc..................................        1,000            6,844
 *Made2Manage Systems, Inc.............................       81,000          521,438
                                                            SHARES             VALUE+
                                                            ------             ------
 *Magellan Health Services, Inc........................      416,500   $      885,063
 *Magnetek, Inc........................................      377,100        3,181,781
 *Magnum Hunter Resources, Inc.........................      118,000          634,250
 *Mail-Well, Inc.......................................        9,800           91,875
 *Main Street & Main, Inc..............................      124,600          412,738
 Main Street Bancorp, Inc..............................        6,200           52,216
 *Mallon Resources Corp................................       46,100          352,233
 *Manchester Equipment Co., Inc........................      184,200          805,875
 *Manugistic Group, Inc................................      177,600        5,161,500
 *Mapinfo Corp.........................................       47,900        1,408,559
 Marcus Corp...........................................      301,000        3,292,188
 *Marine Transport Corp................................      128,870          338,284
 *Marisa Christina, Inc................................       94,000          158,625
 Maritrans, Inc........................................      188,500        1,119,219
 *MarkWest Hydrocarbon, Inc............................      155,500        1,302,313
 *Marlton Technologies, Inc............................      103,700          129,625
 Marsh Supermarkets, Inc. Class A......................       42,900          697,125
 Marsh Supermarkets, Inc. Class B......................       56,900          586,781
 Massbank Corp. Reading, MA............................       40,266        1,190,364
 Matec Corp............................................        6,900           53,475
 *Material Sciences Corp...............................      346,200        3,721,650
 *Matlack Systems, Inc.................................      141,092          432,094
 *Matria Healthcare, Inc...............................      545,700        1,858,791
 *Matrix Pharmaceutical, Inc...........................      280,700        2,438,581
 *Matrix Service Co....................................      154,300          752,213
 *Mattson Technology, Inc..............................       96,100        2,913,031
 *Maverick Tube Corp...................................      129,500        4,552,734
 *Max & Ermas Restaurants, Inc.........................       41,900          361,388
 *Maxco, Inc...........................................       38,500          300,781
 *Maxicare Health Plans, Inc...........................      224,000          364,000
 *Maxwell Shoe Company, Inc............................       37,200          282,488
 *Maxwell Technologies, Inc............................       10,900          153,281
 *Maxxam, Inc..........................................       97,900        2,496,450
 *Maynard Oil Co.......................................       53,500          896,125
 *Mazel Stores, Inc....................................      177,100        1,549,625
 *MB Financial, Inc....................................       36,800          408,250
 *McClain Industries, Inc..............................          600            2,906
 McGrath Rent Corp.....................................      114,500        1,796,219
 *McNaughton Apparel Group, Inc........................      114,000        1,086,563
 McRae Industries, Inc. Class A........................        1,000            6,188
 *McWhorter Technologies, Inc..........................      128,000        2,504,000
 MDC Holdings, Inc.....................................      408,288        7,885,062
 *Meadow Valley Corp...................................       44,064          167,994
 Meadowbrook Insurance Group, Inc......................      193,700        1,041,138
 *Mechanical Dynamics, Inc.............................        8,600           51,063
 Medford Bancorp, Inc..................................      103,600        1,547,525
 *Media 100, Inc.......................................       57,200        1,011,725
 *Media Arts Group, Inc................................       22,100           85,638
 *Medialink Worldwide, Inc.............................       51,100          367,281
 *Medical Action Industries, Inc.......................       27,800          110,331
 *Medical Alliance, Inc................................      108,700          421,213
 *Medical Assurance, Inc...............................       87,924        1,000,136
 *Medical Resources, Inc...............................       63,218            3,635
 *Medicore, Inc........................................       58,600          119,031
 *Medstone International, Inc..........................       75,700          404,522
 *MEMC Electronic Materials, Inc.......................      348,300        5,333,344
 Merchants Group, Inc..................................       25,600          388,800
 *Mercury Air Group, Inc...............................       15,300           72,675
 Meridian Insurance Group, Inc.........................       56,870          767,745
 *Meridian Medical Technology, Inc.....................       18,000          155,250
 *Meridian Resource Corp...............................      139,300          740,031
 *Merisel, Inc.........................................      335,800          267,591

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *MeriStar Hotels & Resorts, Inc.......................       82,000   $      235,750
 *Merit Medical Systems, Inc...........................       25,600          126,400
 *Merix Corp...........................................       77,600        2,136,425
 *Merrimac Industries, Inc.............................       11,770          142,711
 *Mesa Air Group, Inc..................................      452,500        2,707,930
 *Mesa Labs, Inc.......................................       17,000           75,703
 *Mestek, Inc..........................................       13,500          224,438
 *Metacreations Corp...................................       55,400          396,456
 *Metal Management, Inc................................      409,500          556,664
 Metals USA, Inc.......................................      317,140        1,664,985
 *Metatec Corp. Class A................................      124,300          341,825
 *Metrocall, Inc.......................................      447,510        1,440,423
 *Metromedia International Group, Inc..................    1,099,000        4,739,438
 MFB Corp..............................................       19,200          318,000
 *MFRI, Inc............................................       59,700          235,069
 MI Schottenstein Homes, Inc...........................      187,600        3,189,200
 *Michael Anthony Jewelers, Inc........................       98,500          246,250
 Michael Foods, Inc....................................      173,981        3,985,252
 *Michaels Stores, Inc.................................      383,000       16,373,250
 *Micro Linear Corp....................................      178,100          940,591
 *Microage, Inc........................................      486,000          230,850
 *Microcide Pharmaceuticals, Inc.......................       73,000          545,219
 MicroFinancial, Inc...................................       30,000          285,000
 *Micros to Mainframes, Inc............................        6,200           36,813
 *Microsemi Corp.......................................       23,300          504,591
 *Microtest, Inc.......................................       87,000          647,063
 *Microtouch Systems, Inc..............................      132,500        1,171,797
 *Microwave Power Dynamics, Inc........................       77,700          382,430
 Mid America Banccorp..................................       88,727        2,073,994
 *Mid Atlantic Medical Services, Inc...................      316,000        3,910,500
 Midcoast Energy Resources, Inc........................        4,000           64,000
 *Middleby Corp........................................      170,000        1,136,875
 Middlesex Water Co....................................        7,500          219,844
 Midland Co............................................       16,800          424,200
 *Midway Airlines Corp.................................       98,700          586,031
 *Midwest Grain Products, Inc..........................      124,300          873,984
 Mikasa, Inc...........................................      198,400        1,909,600
 *Mikohn Gaming Corp...................................      124,400          789,163
 Milacron, Inc.........................................      147,400        2,330,763
 *Miller Building Systems, Inc.........................       46,200          261,319
 *Miller Industries, Inc...............................      692,550        1,601,522
 *Miltope Group, Inc...................................       53,600          108,038
 *MIM Corp.............................................       42,700           78,728
 Mine Safety Appliances Co.............................      112,800        2,622,600
 Minntech Corp.........................................        7,600           56,050
 *Minolta-QMS, Inc.....................................       40,905          135,498
 Minuteman International, Inc..........................        9,000           75,938
 Mississippi Chemical Corp.............................      494,900        2,876,606
 *Mitcham Industries, Inc..............................       77,100          454,167
 *Mobile America Corp..................................       82,500          216,563
 *Modtech Holdings, Inc................................        4,300           46,359
 *Monarch Casino and Resort, Inc.......................        5,200           24,700
 *Monarch Dental Corp..................................      138,400          400,063
 *Monro Muffler Brake, Inc.............................      101,130          843,803
 Monterey Bay Bancorp, Inc.............................       44,500          396,328
 *Moog, Inc. Class A...................................       99,850        2,134,294
 *Moog, Inc. Class B...................................       12,800          519,200
 *Moore Handley, Inc...................................        2,000            3,313
 *Moore Medical Corp...................................       42,300          370,125
 *Morrison Knudsen Corp................................      452,700        3,508,425
 *Mother's Work, Inc...................................       67,000          707,688
 *Motient Corp.........................................      138,100        1,247,216
                                                            SHARES             VALUE+
                                                            ------             ------
 *Motor Car Parts & Accessories, Inc...................       71,200   $       72,446
 *Motor Club of America................................        5,600           44,450
 Movado Group, Inc.....................................      156,150        1,495,624
 *Movie Gallery, Inc...................................      254,900          852,322
 *MRV Communications, Inc..............................      365,100        9,732,197
 *MS Carriers, Inc.....................................      200,800        3,871,675
 MTS Systems Corp......................................      250,710        1,821,565
 Mueller (Paul) Co.....................................        6,100          146,781
 *Multi Color Corp.....................................        6,000           47,625
 *Multiple Zones International, Inc....................      172,000          722,938
 *N & F Worldwide Corp.................................      274,100        1,404,763
 *NABI, Inc............................................      561,200        3,253,206
 Nacco Industries, Inc. Class A........................       93,800        3,540,950
 *Napco Security Systems, Inc..........................       52,300          199,394
 Nash Finch Co.........................................      155,300        1,208,428
 Nashua Corp...........................................      118,000          973,500
 *Nastech Pharmaceutical Co., Inc......................       95,600          374,931
 *Nathans Famous, Inc..................................       85,000          249,688
 National City Bancorp.................................      115,314        1,672,053
 *National Equipment Services, Inc.....................      195,700        1,113,044
 *National Home Centers, Inc...........................       70,500          120,070
 *National Home Health Care Corp.......................       58,211          240,120
 National Presto Industries, Inc.......................      133,400        4,143,738
 *National Processing, Inc.............................       56,400          659,175
 *National Record Mart, Inc............................       62,300          100,264
 *National Research Corp...............................       78,000          426,563
 *National Standard Co.................................        3,600            6,525
 National Steel Corp. Class B..........................      429,800        2,256,450
 National Technical Systems, Inc.......................      104,184          325,575
 *National Techteam, Inc...............................      301,900        1,009,478
 *National Western Life Insurance Co. Class A..........       24,300        1,797,441
 *Natrol, Inc..........................................       18,500           77,758
 *Natural Alternatives International, Inc..............       82,100          129,564
 *Natural Microsystems Corp............................       78,500        5,055,891
 *Natural Wonders, Inc.................................       89,100          100,238
 *Navigators Group, Inc................................        5,100           44,944
 NBT Bancorp...........................................      101,347        1,013,470
 NCH Corp..............................................       91,600        3,664,000
 *NCI Building Systems, Inc............................       88,500        1,510,031
 *NCS Healthcare, Inc..................................      260,900          236,441
 *Neff Corp. Class A...................................       11,000           41,938
 Nelson (Thomas), Inc..................................      183,800        1,298,088
 *Netmanage, Inc.......................................      690,413        1,887,848
 *Netrix Corp..........................................       90,900          997,059
 *Network Computing Devices, Inc.......................      177,600          283,050
 *Network Equipment Technologies, Inc..................      390,100        4,169,194
 *Network Peripherals, Inc.............................       21,400          380,519
 *Neurocrine Biosciences, Inc..........................      100,700        2,139,875
 *New American Healthcare Corp.........................       23,600              944
 *New Brunswick Scientific Co., Inc....................       77,531          407,038
 *New Century Financial Corp...........................      118,400        1,091,500
 *New Day Runner, Inc..................................        3,740            6,136
 *New Horizons Worldwide, Inc..........................       68,875        1,201,008
 *New Mexico & Arizona Land Co.........................       87,400          447,925
 *Newcor, Inc..........................................       64,712          137,513
 *Newmark Homes Corp...................................        2,000           11,875
 Newmil Bancorp, Inc...................................       43,500          440,438
 *Newpark Resources, Inc...............................      218,000        1,825,750
 Newport Corp..........................................       56,600        9,652,069
 *Nexell Therapeutics, Inc.............................        1,702            5,877

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Nexthealth, Inc......................................       81,300   $      228,656
 *Niagara Corp.........................................      131,500          567,094
 Nitches, Inc..........................................        3,679           19,775
 *NMT Medical, Inc.....................................      124,100          471,192
 *Nobel Learning Communities, Inc......................       72,900          526,247
 Noel Group, Inc.......................................       85,860           22,324
 Noland Co.............................................        2,000           33,000
 *Noodle Kidoodle, Inc.................................      114,500          343,500
 *Norstan, Inc.........................................      234,000        1,155,375
 *Nortek, Inc..........................................       81,100        1,738,581
 North Central Bancshares, Inc.........................       41,300          591,106
 North Fork Bancorporation, Inc........................      251,000        4,157,188
 Northeast Bancorp.....................................       22,500          180,000
 Northland Cranberries, Inc. Class A...................      177,300          703,659
 Northrim Bank.........................................       20,096          171,444
 *Northwest Pipe Co....................................       98,200        1,322,631
 *Novametrix Medical Systems, Inc......................       20,200          126,566
 *NPS Pharmaceuticals, Inc.............................      152,200        1,926,281
 *NS Group, Inc........................................      308,800        5,654,900
 *Nu Horizons Electronics Corp.........................      116,305        2,013,530
 *NuCo2, Inc...........................................        5,200           29,900
 *Nuevo Energy Co......................................      241,500        4,663,969
 *Numerex Corp. Class A................................       78,200          720,906
 *Nutraceutical International Corp.....................      116,700          421,214
 Nymagic, Inc..........................................      132,700        1,866,094
 *O.I. Corp............................................       51,800          201,534
 *Oak Technology, Inc..................................      708,800       10,476,950
 Oakwood Homes Corp....................................    1,072,500        3,083,438
 *Objective Systems Integrators, Inc...................      347,200        2,555,175
 *Oceaneering International, Inc.......................      129,000        2,515,500
 OceanFirst Financial Corp.............................      164,000        2,798,250
 *O'Charleys, Inc......................................      127,000        1,781,969
 *Ocwen Financial Corp.................................      332,300        1,910,725
 *ODS Networks, Inc....................................      110,600        1,610,613
 *Offshore Logistics, Inc..............................      351,900        4,937,597
 Ogden Corp............................................      374,596        3,230,891
 Oglebay Norton Co.....................................       47,200          985,300
 *Ohio Art Co..........................................        3,600           30,600
 Ohio Casualty Corp....................................       34,100          408,134
 Oil-Dri Corp. of America..............................       50,800          492,125
 *Old Dominion Freight Lines, Inc......................      134,300        1,225,488
 *Olympic Steel, Inc...................................      201,800          876,569
 *Omega Protein Corp...................................      486,200        1,367,438
 *Omega Worldwide, Inc.................................       42,400          174,900
 *OMNI Energy Services Corp............................       47,800           34,356
 *Omtool, Ltd..........................................      279,400          506,413
 *On Command Corp......................................       63,700        1,043,088
 *One Price Clothing Stores, Inc.......................      163,400          388,075
 *Ontrack Data International, Inc......................       23,400          173,306
 *Onyx Acceptance Corp.................................      110,600          456,225
 *Onyx Pharmacueticals, Inc............................        1,700           11,794
 *Opinion Research Corp................................       43,900          274,375
 *Opta Food Ingredients, Inc...........................      199,600          452,219
 *Opti, Inc............................................      163,800          655,200
 *Optika Imaging Systems, Inc..........................       95,000          602,656
 *Option Care, Inc.....................................          800            5,225
 *Orbital Sciences Corp................................       41,300          505,925
 Oregon Steel Mills, Inc...............................      516,761        1,130,415
 *Oriole Homes Corp. Class A Convertible...............       20,800           39,000
 *Oriole Homes Corp. Class B...........................       30,900           50,213
 *Orleans Homebuilders, Inc............................       20,100           32,663
                                                            SHARES             VALUE+
                                                            ------             ------

 *Oroamerica, Inc......................................      119,400   $      869,381
 *Orthologic Corp......................................      359,700        1,663,613
 Oshkosh Truck Corp. Class B...........................       89,600        2,741,200
 *Oshman's Sporting Goods, Inc.........................       71,000          221,875
 *OSI Pharmaceutical, Inc..............................       77,100          771,000
 *OSI Systems, Inc.....................................       74,600          445,269
 *Osmonics, Inc........................................      164,000        1,476,000
 *Ostex International, Inc.............................      105,600          207,900
 *OTR Express, Inc.....................................       15,000           18,750
 *Outlook Group Corp...................................       49,500          275,344
 *Outsource International, Inc.........................       83,400           99,038
 *Overland Data........................................          500            4,078
 Overseas Shipholding Group, Inc.......................      671,400       15,568,088
 Owosso Corp...........................................      107,300          224,659
 Oxford Industries, Inc................................      109,400        1,688,863
 *OYO Geospace Corp....................................        7,000          112,000
 *PAM Transportation Services, Inc.....................       45,400          385,900
 *Pameco Corp..........................................       76,500          200,813
 Pamrapo Bancorp, Inc..................................       32,300          639,944
 *Pancho's Mexican Buffet, Inc.........................       14,600           52,469
 *Panera Bread CO......................................      205,800        1,749,300
 *Par Technology Corp..................................      157,300          599,706
 Park Electrochemical Corp.............................      157,300        3,942,331
 *Parker Drilling Co...................................    1,225,900        7,432,019
 *Park-Ohio Holdings Corp..............................      176,835        1,492,045
 Parkvale Financial Corp...............................       52,025          929,947
 *Parlex Corp..........................................       55,300        1,228,697
 *Parlux Fragrances, Inc...............................      225,300          682,941
 Patina Oil & Gas Corp.................................      247,626        4,287,025
 Patrick Industries, Inc...............................       93,500          613,594
 *Patterson Energy, Inc................................       83,900        2,026,709
 *Paul Harris Stores, Inc..............................      184,875          496,852
 Paula Financial, Inc..................................       89,900          241,606
 *Paul-Son Gaming Corp.................................       32,000           96,000
 *Paxar Corp...........................................      103,000        1,036,438
 *Paxson Communications Corp...........................      480,700        3,725,425
 *Payless Cashways, Inc................................        4,156            6,689
 *PBOC Holdings, Inc...................................       62,600          571,225
 *PC Service Source, Inc...............................       91,300          102,713
 *PCD, Inc.............................................       17,400           76,125
 *Pediatric Services of America, Inc...................       83,900          169,111
 *Pediatrix Medical Group, Inc.........................      144,500        1,029,563
 Peerless Manufacturing Co.............................       16,000          229,000
 *Peerless Systems Corp................................       81,000          192,375
 Penford Corp..........................................       81,000        1,455,469
 *Penn National Gaming, Inc............................        2,500           34,844
 *Penn Traffic Company.................................        1,160            6,525
 *Penn Treaty American Corp............................      116,200        2,287,688
 Penn Virginia Corp....................................      163,900        3,657,019
 Penn-America Group, Inc...............................      142,850        1,312,434
 Pennfed Financial Services, Inc.......................      128,900        1,724,038
 *Pentacon, Inc........................................      106,200          195,806
 *Penwest Pharmaceuticals Company......................       14,600          168,813
 Peoples Bancshares, Inc. Massachusetts................       32,400          564,975
 Pep Boys - Manny, Moe & Jack..........................      680,100        4,845,713
 *Perceptron, Inc......................................      142,400          565,150
 *Perini Corp..........................................       71,100          204,413
 *Perrigo Co...........................................      737,600        4,494,750
 *Perry Ellis International, Inc.......................       84,700          824,502
 *Per-Se Technologies, Inc.............................      372,566        2,433,322
 *Personnel Group of America, Inc......................      421,100        1,684,400

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Petco Animal Supplies, Inc...........................      168,300   $    3,192,441
 *Petrocorp, Inc.......................................      102,600          724,613
 *Petroglyph Energy, Inc...............................        9,000           18,281
 *Petroleum Development Corp...........................      232,300        1,241,353
 *PetSmart, Inc........................................       86,300          257,552
 PFF Bancorp, Inc......................................       44,200          616,038
 *Pharmchem Laboratories, Inc..........................       64,900          176,447
 *Phar-Mor, Inc........................................      243,300          410,569
 *Philadelphia Consolidated Holding Corp...............       16,000          270,500
 *Phillips (R.H.), Inc.................................       23,800           66,194
 Phillips-Van Heusen Corp..............................      589,000        5,116,938
 *Phoenix International, Ltd...........................       85,750          164,801
 Phoenix Investment Partners, Ltd......................      628,500        5,263,688
 *Phoenix Technologies, Ltd............................       53,500          961,328
 *Photo Control Corp...................................        4,200           12,666
 *PhotoWorks, Inc......................................      208,100          627,552
 *Phycor, Inc..........................................      367,700          178,105
 Piccadilly Cafeterias, Inc............................      170,500          490,188
 *Pico Holdings, Inc...................................      102,820        1,108,528
 *Picturetel Corp......................................      730,000        2,247,031
 Pier 1 Imports, Inc. DE...............................      210,900        1,792,650
 *Piercing Pagoda, Inc.................................       28,300          403,275
 Pilgrim Pride Corp....................................      443,600        3,548,800
 Pilgrim's Pride Corp..................................      165,600          983,250
 Pillowtex Corp........................................      216,400        1,027,900
 Pinnacle Bancshares, Inc..............................       10,400           94,900
 *Pinnacle Entertainment, Inc..........................      269,800        5,143,063
 *Pinnacle Global Group, Inc...........................       26,200           96,613
 *Pinnacle Systems, Inc................................       97,520        2,331,338
 Pioneer Standard Electronics, Inc.....................      417,900        5,001,741
 Pitt-Des Moines, Inc..................................      119,800        2,785,350
 Pittston Brink's Group................................      227,322        3,452,453
 *Planar Systems, Inc..................................      150,600        1,454,231
 *Play By Play Toys and Novelties, Inc.................       83,600          142,381
 *PLM International, Inc...............................      103,200          767,550
 PMR Corp..............................................       96,900          336,122
 Pocahontas Bancorp, Inc...............................       37,700          223,844
 *Point West Capital Corp..............................       14,300           53,178
 *Policy Management Systems Corp.......................       35,200          358,600
 *Polymedica Industries, Inc...........................       57,240        1,524,015
 Polymer Group, Inc....................................      586,500        4,288,781
 *Pomeroy Computer Resource, Inc.......................       20,800          304,850
 Pope & Talbot, Inc....................................      239,000        4,436,438
 *Porta Systems Corp...................................        1,300            2,275
 *Powell Industries, Inc...............................       50,800          424,656
 *Powercerv Corp.......................................      186,000          252,844
 *Powertel, Inc........................................       53,000        4,491,750
 *PPT Vision, Inc......................................       89,000          411,625
 Precision Castparts Corp..............................       65,350        3,185,813
 Premier Financial Bancorp.............................        1,100            8,216
 *Premiumwear, Inc.....................................       34,900          459,153
 Presidential Life Corp................................      396,700        5,838,928
 *Previo, Inc..........................................       22,300          125,438
 *Price Communications Corp............................      429,887        9,806,797
 *Pricesmart, Inc......................................       36,850        1,321,994
 *Pride International, Inc.............................      417,200       10,612,525
 *Primark Corp.........................................      439,300       11,421,800
 *Prime Hospitality Corp...............................      651,000        5,614,875
 *Prime Medical Services, Inc..........................      168,000        1,317,750
 Primesource Corp......................................       67,254          354,134
 *Printronix, Inc......................................       87,100        1,243,897
                                                            SHARES             VALUE+
                                                            ------             ------

 *Printware, Inc.......................................        4,800   $       13,500
 *Procurenet, Inc......................................       22,400                0
 Professional Bancorp, Inc.............................       36,800          128,800
 *Professionals Group, Inc.............................       12,510          207,588
 *Programmers Paradise, Inc............................       86,800          295,663
 Progress Financial Corp...............................       30,098          357,414
 *ProMedCo Management Company..........................      442,700          518,789
 *Protection One, Inc..................................    1,136,900        2,131,688
 *Protocol Systems, Inc................................      123,200        1,913,450
 *Provant, Inc.........................................       52,800          199,650
 Providence & Worcester Railroad Co....................       19,300          129,069
 *Provident Financial Holdings, Inc....................       23,200          340,750
 *Proxim, Inc..........................................       37,200        3,246,863
 *PSC, Inc.............................................        9,300           42,141
 *PSS World Medical, Inc...............................      142,300        1,200,656
 *PTEK Holdings, Inc...................................      144,100          495,344
 Pulaski Financial Corp................................       22,400          260,400
 Pulte Corp............................................        2,600           57,688
 *Pure Resources, Inc..................................       46,421          696,315
 *Pure World, Inc......................................       86,400          267,300
 PXRE Group, Ltd.......................................      218,283        3,246,960
 Pyramid Breweries, Inc................................       86,300          167,206
 *Qad, Inc.............................................       11,500           43,844
 *QEP Co., Inc.........................................       20,200          166,019
 *Quad Systems Corp....................................       72,100          111,530
 Quaker Chemical Corp..................................       71,600        1,185,875
 *Quaker City Bancorp, Inc.............................       63,562          913,704
 *Quaker Fabric Corp...................................      243,200        1,330,000
 *Quality Dining, Inc..................................      226,200          742,219
 Quality Systems, Inc..................................       80,500          581,109
 Quanex Corp...........................................      244,702        3,578,767
 *Quantum Corp-Hard Disk Drive Group...................       28,837          272,149
 *Quest Diagnostics, Inc...............................      243,400       16,277,375
 *Quigley Corp.........................................       22,100           37,984
 *Quintel Entertainment, Inc...........................       34,000           80,219
 *Quipp, Inc...........................................        1,300           24,294
 Quixote Corp..........................................       56,600          806,550
 *Quorum Health Group, Inc.............................      653,100        6,316,702
 *R & B, Inc...........................................      129,000          338,625
 *Racing Champions Corp................................       83,100          136,336
 *Radiance Medical Systems, Inc........................      119,800        1,121,253
 *RadiSys Corp.........................................       25,911        1,017,816
 *Rag Shops, Inc.......................................       55,755          121,964
 *Railamerica, Inc.....................................      246,265        1,300,587
 *RailWorks Corp.......................................          500            4,656
 *Rainforest Cafe, Inc.................................      376,300        1,117,141
 *Ramsay Youth Services, Inc...........................       51,266           72,093
 Range Resources Corp..................................      606,891        1,706,881
 *Rare Hospitality International, Inc..................      133,500        3,687,938
 Raven Industries, Inc.................................       15,100          205,738
 *Rawlings Sporting Goods, Inc.........................       11,300           66,034
 *Raytech Corp. DE.....................................       30,300           92,794
 *Raytel Med Corp......................................      160,000          400,000
 *RCM Technologies, Inc................................      236,900        1,902,603
 *RDO Equipment Co. Class A............................       93,800          527,625
 *Reading Entertainment, Inc...........................       75,736          392,881
 *Read-Rite Corp.......................................      501,800          987,919
 *Recoton Corp.........................................      204,932        1,697,093
 *Redhook Ale Brewery, Inc.............................      131,700          228,417
 Redwood Empire Bancorp................................       28,200          537,563
 *Reebok International, Ltd............................      818,000       11,349,750

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Refac................................................       56,785   $      181,002
 *Regeneron Pharmaceuticals, Inc.......................      389,000        7,901,563
 *Rehabilicare, Inc....................................       17,300           44,872
 *Reliability, Inc.....................................       93,300          379,031
 Reliance Group Holdings, Inc..........................      823,000        1,903,188
 *Relm Wireless Corp...................................       59,254          146,283
 *Remington Oil & Gas Corp.............................       27,500          179,609
 *Renaissance Worldwide, Inc...........................      684,500        1,518,734
 *Rentrak Corp.........................................       63,000          224,438
 *Rent-Way, Inc........................................       64,000        1,708,000
 *Reptron Electronics, Inc.............................       91,500          932,156
 *Republic Bankshares, Inc.............................       64,500          632,906
 *Republic First Bancorp, Inc..........................       51,930          228,817
 Republic Group, Inc...................................       17,120          158,360
 Republic Security Financial Corp......................      186,272          765,462
 *Research Partners International, Inc.................       86,400          132,300
 *ResortQuest International, Inc.......................      284,400        1,350,900
 Resource America, Inc.................................      232,000        1,602,250
 Resource Bancshares Mortgage Group, Inc...............      352,735        1,697,537
 *Respironics, Inc.....................................       26,500          425,656
 *Response Oncology, Inc...............................       26,500           25,672
 *Rex Stores Corp......................................       93,400        1,973,075
 *Rexhall Industries, Inc..............................       14,099           79,307
 *RF Monolithics, Inc..................................        9,600           87,300
 Richardson Electronics, Ltd...........................      105,200        1,291,988
 *Riddell Sports, Inc..................................      125,700          392,813
 Riggs National Corp...................................      511,700        7,451,631
 *Right Management Consultants, Inc....................       87,600          897,900
 *Rightchoice Managed Care, Inc. Class A...............       47,700          667,800
 *Riverside Group, Inc.................................        3,200           12,000
 Riverview Bancorp, Inc................................       62,400          551,850
 *Riviera Holdings Corporation.........................        5,500           40,563
 RLI Corp..............................................      142,630        5,188,166
 *RMH Teleservices, Inc................................       84,100          525,625
 *Roadhouse Grill, Inc.................................      130,500          734,063
 Roadway Express, Inc..................................       21,600          463,725
 Roanoke Electric Steel Corp...........................      149,200        1,972,238
 Robbins & Myers, Inc..................................        3,700           80,013
 *Roberds, Inc.........................................       79,700            1,594
 *Robinson Nugent, Inc.................................       53,900          606,375
 *Robotic Vision Systems, Inc..........................      171,800        2,034,756
 *Rochester Medical Corp...............................       29,000          253,750
 *Rock of Ages Co......................................       88,500          442,500
 Rock-Tenn Co. Class A.................................      375,450        3,590,241
 *Rocky Shoes & Boots, Inc.............................       75,400          388,781
 *Rofin-Sinar Technologies, Inc........................       33,800          410,881
 *Rogue Wave Software, Inc.............................       99,900          427,697
 Rollins Truck Leasing Corp............................      949,850        8,964,209
 *Rottlund, Inc........................................       40,600           93,888
 Rouge Industries, Inc. Class A........................      251,100        1,129,950
 *Royal Precision, Inc.................................       14,150           39,355
 RPC, Inc..............................................      167,900        1,783,938
 *RTI International Metals, Inc........................      311,550        4,050,150
 *RTW, Inc.............................................      150,700          607,509
 *Rural/Metro Corp.....................................      134,500          174,430
 *Rush Enterprises, Inc................................       93,600          649,350
 Russ Berrie & Co., Inc................................      196,300        3,717,431
 Russell Corp..........................................       43,200          961,200
 *Ryans Family Steak Houses, Inc.......................      555,400        5,033,313
 Ryerson Tull, Inc.....................................      206,939        2,043,523
                                                            SHARES             VALUE+
                                                            ------             ------

 Ryland Group, Inc.....................................      296,864   $    6,586,670
 *S&K Famous Brands, Inc...............................      106,100          729,438
 *S3, Inc..............................................      345,424        5,515,990
 *Safety 1st, Inc......................................       36,500          503,016
 *Safety Components International, Inc.................       40,200            1,809
 *Safety-Kleen Corp....................................       69,500           43,438
 *Salient 3 Communications, Inc. Class A...............       72,900          833,794
 *Sames Corp...........................................       30,918          525,606
 *San Filippo (John B.) & Son, Inc.....................       75,700          264,950
 Sanderson Farms, Inc..................................      225,400        1,514,406
 *Sands Regent Casino Hotel............................       15,492           24,932
 *Saucony, Inc. Class A................................       27,200          291,550
 *Saucony, Inc. Class B................................       36,500          365,000
 *Savoir Technology Group, Inc.........................      199,700        1,585,119
 *SBE, Inc.............................................        2,100           39,309
 *SBS Technologies, Inc................................       37,900        1,231,750
 *Scan-Optics, Inc.....................................      120,100          118,223
 *ScanSoft, Inc........................................       46,577          112,804
 *SCB Computer Technology, Inc.........................       32,900           69,913
 *Scheid Vineyards, Inc................................       26,500          101,031
 *Schein (Henry), Inc..................................       57,200        1,009,938
 *Scherer Healthcare, Inc..............................          900            3,347
 *Schieb (Earl), Inc...................................       72,200          230,138
 *Schlotzskys, Inc.....................................      168,800        1,018,075
 Schnitzer Steel Industries, Inc. Class A..............       76,700        1,143,309
 *Schuff Steel Company.................................      112,000          364,000
 *Schuler Homes, Inc...................................      365,100        2,259,056
 Schulman (A.), Inc....................................      186,300        2,218,134
 Schultz Sav-O Stores, Inc.............................       15,300          174,038
 Schweitzer-Maudoit International, Inc.................      180,900        2,487,375
 *Scios-Nova, Inc......................................      119,500          515,344
 Scope Industries, Inc.................................        8,100          373,613
 SCPIE Holdings, Inc...................................       95,200        2,314,550
 Seaboard Corp.........................................       28,440        5,232,960
 Seacoast Financial Services Corp......................      123,869        1,087,725
 *Seacor Smit, Inc.....................................      164,900       10,574,213
 *Secom General Corp...................................       11,500           92,359
 *SED International Holdings, Inc......................      129,700          417,472
 *SEEC, Inc............................................       31,000          140,953
 *Segue Software, Inc..................................       68,900          589,956
 *Seibels Bruce Group, Inc.............................       89,700          140,156
 *Seitel, Inc..........................................      337,700        2,870,450
 Selas Corp. of America................................       73,500          404,250
 *Select Comfort Corp..................................       33,000          125,297
 Selective Insurance Group, Inc........................      386,400        7,160,475
 *Semitool, Inc........................................      135,000        1,911,094
 *SEMX Corp............................................      104,700          827,784
 *Seneca Foods Corp. Class B...........................       10,500          120,750
 *Sensormatic Electronics Corp.........................      690,400       10,830,650
 *Sequa Corp. Class A..................................       89,800        4,282,338
 *Sequa Corp. Class B..................................       31,400        1,805,500
 *SeraCare, Inc........................................        1,500            3,656
 *Servotronics, Inc....................................          400            1,500
 *SGV Bancorp, Inc.....................................        3,300           80,541
 *Sharper Image Corp...................................       23,400          262,519
 *Shaw Group, Inc......................................      118,600        5,173,925
 *Sheldahl, Inc........................................      133,650          628,573
 *Shells Seafood Restaurants, Inc......................       42,100           89,463
 *Shiloh Industries, Inc...............................      156,600        1,605,150
 *Shoe Carnival, Inc...................................      160,800        1,170,825

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Shoe Pavilion, Inc...................................        3,400   $        5,313
 *Sholodge, Inc........................................       76,800          312,000
 *Shoney's, Inc........................................      594,304          371,440
 *Shopko Stores, Inc...................................      131,400        2,414,475
 *Sierra Health Services, Inc..........................      490,100        2,052,294
 Sifco Industries, Inc.................................       76,615          469,267
 *Sight Resource Corp..................................       96,800           86,213
 *Sigmatron International, Inc.........................       16,800           71,925
 *Signal Technology Corp...............................       74,900        1,109,456
 *Signature Eyewear, Inc...............................       17,000           27,625
 *Silicon Storage Technology, Inc......................       21,600        1,604,475
 *Silicon Valley Group, Inc............................      374,700        9,964,678
 *Silverleaf Resorts, Inc..............................      242,500          863,906
 *Simione Central Holdings, Inc........................       29,400           80,208
 Simmons First National Corp. Class A..................       42,200          805,756
 *Simon Transportation Services, Inc...................       91,300          522,122
 Simpson Industries, Inc...............................      287,400        2,532,713
 *Simula, Inc..........................................       80,450          155,872
 *Sitel Corp...........................................      834,900        4,852,856
 *Sizzler International, Inc...........................      253,300          744,069
 Sky Financial Group, Inc..............................       12,255          189,570
 *Skyepharma P.L.C. ADR................................        4,400           60,232
 Skyline Corp..........................................      112,800        2,326,500
 Skywest, Inc..........................................       88,200        3,365,381
 *Smart & Final Food, Inc..............................      252,200        2,064,888
 *SMC Corp.............................................       74,100          294,084
 Smith (A.O.) Corp.....................................      238,050        4,999,050
 Smith (A.O.) Corp. Convertible Class A................       75,350        1,591,769
 *Smithway Motor Express Corp. Class A.................       73,200          187,575
 *Softech, Inc.........................................       58,000           63,438
 *Software Spectrum, Inc...............................       54,300          785,653
 *Sola International, Inc..............................      448,600        2,243,000
 *Sonic Automotive, Inc................................      218,500        2,130,375
 *SOS Staffing Services, Inc...........................      156,800          475,300
 *Sound Advice, Inc....................................       25,100          248,647
 South Financial Group, Inc............................      113,290        1,423,206
 South Jersey Industries, Inc..........................      185,777        4,841,813
 *Southern Energy Homes, Inc...........................      168,100          189,113
 *Southern Pacific Funding Corp........................      120,000            3,000
 *Southwall Technologies, Inc..........................       86,600          722,569
 Southwestern Energy Co................................      462,300        4,276,275
 Sovereign Bancorp, Inc................................       43,160          296,051
 *Spacehab, Inc........................................       84,400          374,525
 *Spacelabs Medical, Inc...............................      170,300        1,931,841
 Span-American Medical System, Inc.....................       25,900           94,292
 *SPAR Group, Inc......................................        8,500           21,781
 Spartan Motors, Inc...................................      285,200        1,265,575
 *Sparton Corp.........................................      108,700          448,388
 *Special Metals Corp..................................       47,800          112,031
 *Spectrian Corp.......................................       71,500        1,081,438
 *Spectrum Control, Inc................................      101,500        1,008,656
 *SpeedFam-IPEC, Inc...................................      303,747        3,996,171
 *Speizman Industries, Inc.............................       40,400          146,450
 *Splash Technology Holdings, Inc......................       21,100          166,822
 *Sport Chalet, Inc....................................       45,900          223,763
 *Sport Supply Group, Inc..............................       93,500          444,125
 *Sport-Haley, Inc.....................................       60,800          261,250
 *Sports Authority, Inc................................      610,400        1,297,100
 *Sports Club Co., Inc.................................      115,700          390,488
 *Sportsman's Guide, Inc...............................       90,700          266,431
                                                            SHARES             VALUE+
                                                            ------             ------

 Springs Industries, Inc. Class A......................       19,300   $      916,750
 *SPS Technologies, Inc................................        7,200          252,900
 *SS&C Technologies, Inc...............................        9,800           44,866
 *SSE Telecom, Inc.....................................       64,600          177,650
 St. Francis Capital Corp..............................      106,100        1,462,191
 St. Mary Land & Exploration Co........................       53,500        1,927,672
 *Staffmark, Inc.......................................      257,200        1,269,925
 *Stage II Apparel Corp................................       31,600           31,600
 *Stage Stores, Inc....................................       32,200            5,031
 Standard Commercial Corp..............................      180,380          563,688
 *Standard Management Corp.............................      112,100          381,841
 *Standard Microsystems Corp...........................      216,600        2,822,569
 Standard Motor Products, Inc. Class A.................      164,150        1,590,203
 Standard Pacific Corp. DE.............................      659,300        7,499,538
 Standard Register Co..................................       84,400        1,144,675
 *Stanley Furniture, Inc...............................      118,400        2,675,100
 *Star Buffet, Inc.....................................        7,200           19,125
 *Star Multi Care Services, Inc........................       19,034           36,878
 *STAR Telecommunications, Inc.........................      113,400          237,431
 *Starcraft Corp.......................................       27,300          209,869
 Starrett (L.S.) Co. Class A...........................       58,400        1,186,250
 *Starter Corp.........................................      237,200            1,305
 State Auto Financial Corp.............................      125,900        1,408,506
 State Financial Services Corp. Class A................       62,000          629,688
 *Station Casinos, Inc.................................      222,700        6,040,738
 Steel Technologies, Inc...............................      214,600        1,602,794
 *Stein Mart, Inc......................................       74,200          577,369
 *Steinway Musical Instruments, Inc....................       11,900          206,763
 Stepan Co.............................................      128,900        2,819,688
 Stephan Co............................................       50,600          183,425
 *Sterile Recoveries, Inc..............................       30,100          201,294
 Sterling Bancorp......................................       67,075        1,064,816
 *Sterling Financial Corp. WA..........................      102,880        1,064,165
 Stewart & Stevenson Services, Inc.....................      368,600        5,137,363
 Stewart Enterprises, Inc..............................    2,444,700        9,855,197
 Stewart Information Services Corp.....................      163,200        2,060,400
 Stifel Financial Corp.................................       86,472          821,484
 *STM Wireless, Inc. Class A...........................       95,100          422,006
 Stone & Webster, Inc..................................      205,200          198,788
 *Stoneridge, Inc......................................      252,500        2,840,625
 *Stratasys, Inc.......................................       32,700          201,820
 *Strategic Distribution, Inc..........................      674,788        1,433,925
 *Stratus Properties, Inc..............................      175,000          809,375
 *Strawbridge and Clothier Liquidating Trust...........       71,881           10,760
 Stride Rite Corp......................................      459,500        3,015,469
 *Strouds, Inc.........................................      144,100          299,458
 *Suburban Lodges of America, Inc......................      238,200        1,339,875
 *Success Bancshares, Inc..............................       11,100          113,775
 *Successories, Inc....................................      141,800          270,306
 *Summa Industries, Inc................................        8,000           87,250
 *Sunbeam Corp.........................................       56,000          175,000
 *Sunburst Hospitality Corp............................       42,750          189,703
 *Sundance Homes, Inc..................................       40,500           13,365
 *Sunrise Assisted Living, Inc.........................       69,200        1,260,738
 *Sunrise Medical, Inc.................................      370,900        1,645,869
 *Sunrise Resources, Inc...............................       88,900          437,555
 *Sunterra Corp........................................      438,800          150,838
 *Superior Consultant Holdings Corp....................        3,900           30,530

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Superior National Insurance Group, Inc...............      228,500   $       20,565
 Superior Surgical Manufacturing Co., Inc..............      140,500        1,211,813
 *Suprema Specialties, Inc.............................       50,500          448,188
 Susquehanna Bancshares, Inc...........................      189,772        2,591,574
 *Swift Energy Corp....................................      174,500        4,482,469
 *Swiss Army Brands, Inc...............................       90,500          477,953
 *Sybase, Inc..........................................       93,200        1,773,713
 *Sybron Chemicals, Inc................................       17,100          337,725
 *Sylvan Learning Systems, Inc.........................        2,200           24,888
 *Sylvan, Inc..........................................      104,000        1,020,500
 *Symmetricom, Inc.....................................      244,200        3,663,000
 *Symons International Group, Inc......................       37,500           26,367
 *Symphonix Devices, Inc...............................       21,300           77,213
 *Syms Corp............................................      225,600          775,500
 Synalloy Corp. DE.....................................       92,850          696,375
 *Synaptic Pharmaceutical Corp.........................       70,100          332,975
 *Synbiotics Corp......................................      106,100          238,725
 *Sync Research, Inc...................................       50,280          166,553
 *Syncor International Corp. DE........................       65,600        3,243,100
 *Syntellect, Inc......................................      206,800        1,008,150
 *Sypris Solutions, Inc................................       26,250          252,656
 *Systemax, Inc........................................      242,000        1,648,625
 *T&W Financial Corp...................................       55,300                0
 Tab Products Co. DE...................................       69,000          332,063
 *Taco Cabana, Inc.....................................      181,400        1,162,094
 *Taitron Components, Inc..............................        6,500           19,500
 Talbots, Inc..........................................       16,300          931,138
 *Tandy Brand Accessories, Inc.........................       24,200          159,569
 *Tandy Crafts, Inc....................................      181,900          545,700
 *Tarrant Apparel Group................................       29,800          242,125
 Tasty Baking Co.......................................        4,200           50,138
 *TBA Entertainment Corp...............................      138,000          539,063
 *TBC Corp.............................................      416,900        2,012,845
 TCBY Enterprises, Inc.................................      279,066        1,395,330
 *TCC Industries, Inc..................................       24,800            2,108
 *TCI International, Inc...............................       27,600          182,850
 *TCSI Corp............................................      413,700          749,831
 *TEAM America Corp....................................        2,500            9,414
 *Team, Inc............................................       85,500          208,406
 *Technical Communications Corp........................        6,300           30,319
 Technology Research Corp..............................       65,400          128,756
 *Tech-Sym Corp........................................       85,100        1,861,563
 *Tegal Corp...........................................      208,000          893,750
 *Telescape International, Inc.........................        1,200            9,375
 *Telxon Corp..........................................      137,800        2,144,513
 *Temtex Industries, Inc...............................       35,700           40,163
 *Terex Corp...........................................        2,800           44,625
 Terra Industries, Inc.................................    1,478,300        3,141,388
 *Tesoro Petroleum Corp................................      668,500        6,852,125
 *Tesseract Group, Inc.................................      117,200           36,625
 *Tetra Technologies, Inc..............................      257,400        3,330,113
 Texas Industries, Inc.................................       98,662        2,830,366
 *Texfi Industries, Inc................................        4,800               96
 TF Financial Corp.....................................       32,100          453,413
 *TFC Enterprises, Inc.................................       19,900           41,666
 *Thermedics, Inc......................................       84,000          708,750
 *Thermo Ecotek Corp...................................       38,000          296,875
 *Thermo Terratech, Inc................................      130,000          975,000
 Thermoretec Corp......................................      118,100          826,700
 *Thermotrex Corp......................................       22,300          221,606
                                                            SHARES             VALUE+
                                                            ------             ------
 *Thomas Group, Inc....................................       40,400   $      393,900
 Thomas Industries, Inc................................      138,650        2,773,000
 *Thomaston Mills, Inc.................................       34,800           33,713
 Thor Industries, Inc..................................        3,900           91,163
 *Thorn Apple Valley, Inc..............................       82,215            7,605
 *Three Rivers Bancorp, Inc............................       71,850          577,045
 *Tier Technologies, Inc. Class B......................       55,100          277,222
 *TII Industries, Inc..................................      104,700          207,764
 Timberland Bancorp, Inc...............................       34,500          320,203
 *Tipperary Corp.......................................      129,200          371,450
 Titan International, Inc..............................      260,000        1,543,750
 Titanium Metals Corp..................................      541,600        2,369,500
 *Today's Man, Inc.....................................       94,500           48,727
 *Todd Shipyards Corp..................................      140,000          997,500
 *Todd-AO Corp. Class A................................           40              808
 *Toddhunter International, Inc........................       76,000          622,250
 *Tokheim Corp.........................................       73,400          100,925
 *Toll Brothers, Inc...................................       15,900          308,063
 Toro Co...............................................       84,300        2,655,450
 *Total Entertainment Restaurant Corp..................       16,500           39,188
 *Total Renal Care Holdings, Inc.......................      297,400        1,171,013
 *Tower Air, Inc.......................................      166,400           24,128
 *Tower Automotive, Inc................................       43,000          596,625
 *Toymax International, Inc............................       16,800           42,000
 *Track 'n Trail, Inc..................................       13,800            9,272
 *Tractor Supply Co....................................       67,900        1,031,231
 *Trailer Bridge, Inc..................................       84,000           85,313
 *Trans World Airlines, Inc............................      638,300        1,555,856
 *Transact Technologies, Inc...........................       10,900          110,363
 *Transcoastal Marine Services, Inc....................      183,600           88,931
 *Transfinancial Holdings, Inc.........................       68,700          120,225
 *Transmation, Inc.....................................       60,000          145,313
 *Transmedia Network, Inc..............................       36,700          112,394
 *Transmontaigne Oil Co................................       62,400          421,200
 Transport Lux Corp....................................        2,746           14,760
 *Transportation Components, Inc.......................      310,800          602,175
 Transpro, Inc.........................................       69,700          313,650
 Transtechnology Corp..................................       93,400          805,575
 *Transworld Healthcare, Inc...........................      228,600          350,044
 *TRC Companies, Inc...................................       91,450          960,225
 Tremont Corp. DE......................................       70,633        1,174,274
 *Trend-Lines, Inc. Class A............................       70,900           89,733
 Trenwick Group, Inc...................................      318,551        4,778,265
 *Trex Medical Corp....................................      288,600          541,125
 *Triad Hospitals, Inc.................................       13,500          289,406
 *Trico Marine Services, Inc...........................      429,900        4,178,091
 *Trident Microsystems, Inc............................      169,200        1,422,338
 *Tridex Corp..........................................       82,000           62,781
 *Trimark Holdings, Inc................................       30,300          242,873
 *TriPath Imaging, Inc.................................       89,287          439,459
 *Triple S Plastics, Inc...............................       33,100          535,806
 *Tripos, Inc..........................................       43,766          700,256
 *Triumph Group........................................      113,700        3,183,600
 *TRM Copy Centers Corp................................       94,000          475,875
 *Trump Hotels & Casino Resorts, Inc...................      492,600        1,354,650
 Tucker Anthony Sutro Corp.............................      227,700        3,899,363
 *Tultex Corp..........................................       96,807            1,210
 Tuscarora, Inc........................................          200            2,538
 Twin Disc, Inc........................................       35,200          545,600
 *Twinlab Corp.........................................      112,700          806,509
 *Tyler Technologies, Inc..............................      190,600          762,400
 U.S. Bancorp, Inc.....................................      143,700          660,122

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *U.S. Diagnostic, Inc.................................      280,000   $      218,750
 *U.S. Home & Garden, Inc..............................       11,600           29,363
 *U.S. Office Products, Co.............................      495,100          502,836
 *U.S. Vision, Inc.....................................       52,500           90,234
 *Ubics, Inc...........................................       52,000          131,625
 *Ugly Duckling Corp...................................      220,800        1,593,900
 *UICI.................................................      712,700        3,474,413
 *Ultimate Electronics, Inc............................      119,300        2,967,588
 *Ultrak, Inc..........................................      176,500        1,180,344
 *Ultralife Batteries, Inc.............................      146,000        1,099,563
 *Ultratech Stepper, Inc...............................      238,600        3,355,313
 *Unapix Entertainment, Inc............................       62,900           70,763
 *Unicapital Corp......................................      174,500          119,969
 Unico American Corp...................................       76,300          468,530
 *UniComp, Inc.........................................        8,100           21,769
 *Unifab International, Inc............................       21,700          158,681
 *Unifi, Inc...........................................      424,500        5,412,375
 Unifirst Corp.........................................      156,400        1,280,525
 *Unimark Group, Inc...................................      126,600           94,950
 *Uni-Marts, Inc.......................................      103,200          206,400
 *Union Acceptance Corp. Class A.......................       67,900          337,378
 *Uniroyal Technology Corp.............................       29,200          465,375
 *Unit Corp............................................      315,900        4,165,931
 *United American Healthcare Corp.,....................       80,200           50,125
 *United Auto Group, Inc...............................       50,100          447,769
 United Community Financial Corp.......................       49,800          294,131
 *United Companies Financial Corp......................       79,900            2,797
 United Fire Casualty Co...............................       18,750          325,195
 United Industrial Corp................................      219,600        1,935,225
 United National Bancorp...............................       11,832          217,413
 *United Natural Foods, Inc............................      129,900        1,968,797
 *United Retail Group, Inc.............................      169,300        1,349,109
 *United Road Services, Inc............................        5,380           21,520
 *United States Energy Corp............................       27,600           79,350
 United Wisconsin Services, Inc........................      244,800        1,407,600
 *Unitel Video, Inc....................................       29,500              590
 *Universal American Financial Corp....................       56,200          210,750
 Universal Corporation.................................       85,200        1,975,575
 Universal Forest Products, Inc........................       18,900          248,653
 *Universal Stainless & Alloy Products, Inc............      118,900          817,438
 *Uno Restaurant Corp..................................      113,410        1,375,096
 *Unova, Inc...........................................      164,600        2,273,538
 *Urocor, Inc..........................................      146,200          548,250
 *Urologix, Inc........................................      187,500          791,016
 *URS Corp.............................................       81,602        1,071,026
 *US Can Corp..........................................       43,800          722,700
 *US Liquids, Inc......................................       77,600          378,300
 *US Oncology, Inc.....................................    1,651,864        7,897,975
 *US Xpress Enterprises, Inc. Class A..................      153,690        1,080,633
 *USA Floral Products, Inc.............................      193,000          159,828
 *USA Truck, Inc.......................................       46,100          302,531
 *Usec, Inc............................................      111,000          513,375
 *UTI Energy Corp......................................      117,000        5,001,750
 *Utilx Corp...........................................       81,600          306,000
 *V.I. Technologies, Inc...............................       15,800          114,550
 *Vail Resorts, Inc....................................       79,175        1,266,800
 *Valence Technology, Inc..............................       61,700          900,434
 *Valley National Gases, Inc...........................       13,800           69,000
 *Value City Department Stores, Inc....................      416,600        4,139,963
 *Valuevision International, Inc. Class A..............      199,800        5,787,956
 *Vans, Inc............................................      147,700        2,307,813
                                                            SHARES             VALUE+
                                                            ------             ------
 *Varco International, Inc.............................      220,200   $    4,789,350
 *Vari L Co., Inc......................................       54,900          530,986
 *Variflex, Inc........................................       71,500          413,359
 *Venator Group, Inc...................................      923,000        9,979,938
 *Verdant Brands, Inc..................................        8,700           12,098
 *Verilink Corp........................................      208,400        1,445,775
 *Veritas DGC, Inc.....................................       95,400        2,635,425
 *Verity, Inc..........................................       64,100        2,169,384
 *Versar, Inc..........................................        1,300            2,763
 Vesta Insurance Group, Inc............................      288,200        1,711,188
 *Vestcom International, Inc...........................      128,700          506,756
 *Veterinary Centers of America, Inc...................      355,400        4,831,219
 *Viasoft, Inc.........................................      195,700        1,623,698
 *Vicon Industries, Inc................................       71,500          227,906
 *Vicorp Restaurants, Inc..............................      134,600        2,536,369
 *Video Display Corp...................................       55,200          391,575
 *Video Services Corp..................................       27,000           84,375
 *Videonics, Inc.......................................       58,000           51,656
 *Viisage Technology, Inc..............................       10,400           30,713
 Vintage Petroleum, Inc................................      315,200        7,486,000
 Virco Manufacturing Corp..............................      123,898        1,300,929
 Virginia Gas Co.......................................       22,100           58,703
 *Vision Twenty-One, Inc...............................       33,300           16,130
 *VisionAmerica, Inc...................................       41,200           27,038
 Vital Signs, Inc......................................      194,000        4,037,625
 *Vitech America, Inc..................................        1,400            8,356
 *Volt Information Sciences, Inc.......................      164,600        4,752,825
 *VTEL Corp............................................      369,300        1,327,172
 Vulcan International Corp.............................       12,200          403,363
 *Vysis, Inc...........................................       18,500          145,109
 Wabash National Corp..................................      234,900        3,009,656
 *Wackenhut Corp. Class A..............................       59,000          785,438
 *Wackenhut Corp. Class B Non-Voting...................       56,300          464,475
 *Walker Interactive Systems, Inc......................      169,100          536,364
 *Wall Street Deli, Inc................................       39,700           43,422
 Wallace Computer Services, Inc........................      182,400        1,824,000
 Walter Industries, Inc................................       19,500          210,844
 Warnaco Group, Inc....................................       73,900          498,825
 *Warrantech Corp......................................      227,000          198,625
 Warren Bancorp, Inc...................................       72,000          542,250
 *Washington Homes, Inc................................      119,500          642,313
 Washington Savings Bank FSB...........................       25,100           80,006
 *Waste Connections, Inc...............................      206,800        4,006,750
 *Waterlink, Inc.......................................      232,200          638,550
 Watsco, Inc. Class A..................................      294,600        4,363,763
 Watts Industries, Inc. Class A........................      290,400        3,303,300
 *Webb (Del) Corp......................................      341,388        5,206,167
 *Webco Industries, Inc................................       97,300          383,119
 Weider Nutrition International, Inc...................       83,600          271,700
 *Weirton Steel Corp...................................      738,900        3,371,231
 Wellco Enterprises, Inc...............................        4,800           38,400
 Wellman, Inc..........................................      591,200       11,639,250
 *Wells-Gardner Electronics Corp.......................       50,384          173,195
 Werner Enterprises, Inc...............................      355,737        4,457,829
 *West Marine, Inc.....................................       89,200          721,963
 West Pharmaceutical Services, Inc.....................      161,800        3,802,300
 Westbank Corp.........................................        1,400           12,075
 *Westcoast Hospitality Corp...........................      303,100        2,349,025
 Westcorp, Inc.........................................      431,056        4,687,734
 Westerfed Financial Corp..............................       71,600        1,024,775
 Western Ohio Financial Corp...........................       21,700          324,144
 *Western Water Co.....................................       34,000            7,969

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Weston (Roy F.), Inc. Class A........................       93,300   $      294,478
 *Wet Seal, Inc. Class A...............................       23,400          269,100
 Weyco Group, Inc......................................        2,400           59,100
 *WFS Financial, Inc...................................      236,300        3,729,109
 Whitney Holdings Corp.................................       37,600        1,465,225
 *WHX Corp.............................................      372,500        2,188,438
 *Wickes Lumber Co.....................................       96,600          519,225
 *Williams Clayton Energy, Inc.........................      121,700        3,156,594
 *Williams Industries, Inc.............................        3,400            9,563
 *Willis Lease Finance Corp............................       71,700          542,231
 *Wilshire Financial Sevices Group, Inc................        2,092            3,269
 *Wilshire Oil Co. of Texas............................      118,214          406,361
 Winnebago Industries, Inc.............................       80,200        1,122,800
 *Wisconsin Central Transportation Corp................       16,100          210,306
 *Wiser Oil Co.........................................      137,575          412,725
 *WLR Foods, Inc.......................................      240,006        1,110,028
 *Wolf (Howard B.), Inc................................        5,000                5
 Wolohan Lumber Co.....................................       81,978          917,129
 *Wolverine Tube, Inc..................................      185,300        3,057,450
 Wolverine World Wide, Inc.............................       63,000          708,750
 Woodhead Industries, Inc..............................      142,000        2,294,188
 Woodward Governor Co..................................       49,200        1,200,788
 *Workgroup Technology Corp............................       91,600           62,975
 World Fuel Services Corp..............................      177,295        1,207,822
 *Worldpages.com, Inc..................................      163,300        1,143,100
 *Worldtex, Inc........................................      255,300          103,716
 *WPI Group, Inc.......................................      117,600          167,213
 *Wyant Corp...........................................          800            1,150
 *Xetel Corp...........................................      131,500          230,125
 *Xicor, Inc...........................................       53,100          360,084
 *Xtra Corp............................................      118,200        5,326,388
 Yardville National Bancorp............................       53,570          564,159
 *Yellow Corp..........................................      402,300        6,600,234
 York Financial Corp...................................      115,005        1,444,750
 York Group, Inc.......................................      114,900          416,513
 *York Research Corp...................................        3,800            3,978
 *Zap.com Corp.........................................        2,558            7,994
 *Zapata Corp..........................................      243,400          912,750
 *Zaring National Corp.................................       50,500          168,859
 *Zemex Corp...........................................       89,658          728,471
 Zenith National Insurance Corp........................      215,300        5,113,375
                                                            SHARES             VALUE+
                                                            ------             ------
 Ziegler Co., Inc......................................        7,700   $      142,931
 *Zoll Medical Corp....................................       20,600        1,028,713
 *Zoltek Companies, Inc................................       44,200          294,206
 *Zygo Corp............................................       31,800        1,043,438
 *Zymetx, Inc..........................................       16,400           34,338
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,829,121,848)................................                 2,717,737,132
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Associates First Capital Corp. (Residual Value
   Obligation).........................................      579,500           26,367
 *Golden Books Family Entertainment Warrants
   01/01/02............................................          561              526
 *Skyepharma P.L.C. Contingent Payment Rights..........       55,300                0
 *Westcorp, Inc. Rights 06/15/00.......................      431,056           94,294
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $833,588)......................................                       121,187
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 *O'Sullivan Industries Holdings (Senior Preferred 12%)
   (Cost $0)...........................................       93,300           47,117
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 10/31/01, valued at $29,958,549) to be
   repurchased at $29,519,878.
   (Cost $29,515,000)..................................   $   29,515       29,515,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $2,859,470,436)++....................................                $2,747,420,436
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $2,859,657,905.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value........................................  $  2,747,420
Collateral for Securities Loaned............................        52,165
Receivables:
  Dividends and Interest....................................         2,402
  Investment Securities Sold................................        12,848
Prepaid Expenses and Other Assets...........................             1
                                                              ------------
    Total Assets............................................     2,814,836
                                                              ------------

LIABILITIES:
Payable for Collateral on Securities Loaned.................        52,165
Payable for Investment Securities Purchased.................         7,829
Payable for Fund Shares Redeemed............................         1,516
Accrued Expenses and Other Liabilities......................           708
                                                              ------------
    Total Liabilities.......................................        62,218
                                                              ------------

NET ASSETS..................................................  $  2,752,618
                                                              ============

SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................   167,051,019
                                                              ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $      16.48
                                                              ============
Investments at Cost.........................................  $  2,859,470
                                                              ============

COMPONENTS OF NET ASSETS:
Paid-In Capital.............................................  $  2,554,975
Undistributed Net Investment Income.........................        10,276
Undistributed Net Realized Gain.............................       299,417
Unrealized Depreciation of Investment Securities............      (112,050)
                                                              ------------
    Total Net Assets........................................  $  2,752,618
                                                              ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

INVESTMENT INCOME
    Dividends...............................................         $ 13,543
    Interest................................................            1,122
    Income From Securities Lending..........................              719
                                                                     --------
        Total Investment Income.............................           15,384
                                                                     --------

EXPENSES
    Investment Advisory Services............................            2,866
    Accounting & Transfer Agent Fees........................              540
    Custodian's Fees........................................              157
    Legal Fees..............................................               18
    Audit Fees..............................................               17
    Shareholders' Reports...................................               26
    Trustees' Fees and Expenses.............................                8
    Other...................................................               20
                                                                     --------
        Total Expenses......................................            3,652
                                                                     --------
    NET INVESTMENT INCOME...................................           11,732
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain on Investment Securities Sold.............          299,686

Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................         (135,456)
                                                                     --------

    NET GAIN ON INVESTMENT SECURITIES.......................          164,230
                                                                     --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $175,962
                                                                     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS           YEAR
                                                                        ENDED             ENDED
                                                                       MAY 31,          NOV. 30,
                                                                        2000              1999
                                                                     -----------       -----------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................         $   11,732        $   21,710
    Net Realized Gain on Investment Securities Sold.........            299,686           258,801
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................           (135,456)          (43,040)
                                                                     ----------        ----------
        Net Increase in Net Assets Resulting from
          Operations........................................            175,962           237,471
                                                                     ----------        ----------

Distributions From:
    Net Investment Income...................................             (3,272)          (20,939)
    Net Realized Gains......................................           (258,822)         (205,075)
                                                                     ----------        ----------
        Total Distributions.................................           (262,094)         (226,014)
                                                                     ----------        ----------
Capital Share Transactions (1):
    Shares Issued...........................................            131,672           340,725
    Shares Issued in Lieu of Cash Distributions.............            257,339           220,532
    Shares Redeemed.........................................           (242,734)         (315,975)
                                                                     ----------        ----------
        Net Increase from Capital Share Transactions........            146,277           245,282
                                                                     ----------        ----------
        Total Increase......................................             60,145           256,739
NET ASSETS
    Beginning of Period.....................................          2,692,473         2,435,734
                                                                     ----------        ----------
    End of Period...........................................         $2,752,618        $2,692,473
                                                                     ==========        ==========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................              7,704            20,729
    Shares Issued in Lieu of Cash Distributions.............             16,645            14,152
    Shares Redeemed.........................................            (14,218)          (19,083)
                                                                     ----------        ----------
                                                                         10,131            15,798
                                                                     ==========        ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS        YEAR          YEAR          YEAR          YEAR         YEAR
                                        ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                       MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,
                                        2000           1999          1998          1997          1996         1995
                                     -----------    ----------    ----------    ----------    ----------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of        $    17.16     $    17.26    $    21.10    $    16.58    $    14.02    $  11.15
  Period...........................
                                     ----------     ----------    ----------    ----------    ----------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............        0.07           0.14          0.14          0.15          0.15        0.14
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        0.93           1.38         (1.92)         5.23          2.88        3.06
                                     ----------     ----------    ----------    ----------    ----------    --------
  Total from Investment
    Operations.....................        1.00           1.52         (1.78)         5.38          3.03        3.20
                                     ----------     ----------    ----------    ----------    ----------    --------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.02)         (0.14)        (0.16)        (0.12)        (0.15)      (0.14)
  Net Realized Gains...............       (1.66)         (1.48)        (1.90)        (0.74)        (0.32)      (0.19)
                                     ----------     ----------    ----------    ----------    ----------    --------
  Total Distributions..............       (1.68)         (1.62)        (2.06)        (0.86)        (0.47)      (0.33)
                                     ----------     ----------    ----------    ----------    ----------    --------
Net Asset Value, End of Period.....  $    16.48     $    17.16    $    17.26    $    21.10    $    16.58    $  14.02
                                     ==========     ==========    ==========    ==========    ==========    ========
Total Return.......................        6.49%#         9.78%        (9.05)%       33.93%        22.14%      28.81%

Net Assets, End of Period
  (thousands)......................  $2,752,618     $2,692,473    $2,435,734    $2,224,268    $1,248,213    $624,343
Ratio of Expenses to Average Net
  Assets...........................        0.25%*         0.26%         0.26%         0.28%         0.29%       0.32%
Ratio of Net Investment Income to
  Average Net Assets...............        0.82%*         0.83%         0.78%         0.86%         1.11%       1.22%
Portfolio Turnover Rate............          30%*           29%           23%           25%           15%         21%

--------------

*   Annualized

#   Non-Annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-one series, of which The U.S. 6-10 Value Series (the "Series") is presented in this report.

    Effective August 1, 1997, The U.S. Small Cap Value Series changed its name to The U.S. 6-10 Value Series.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2000.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2000, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on aneffective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2000, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $416,402
Sales.......................................................   540,938

E. INVESTMENT TRANSACTIONS:

    At May 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 621,502
Gross Unrealized Depreciation...............................   (733,739)
                                                              ---------
Net.........................................................  $(112,237)
                                                              =========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the six months ended May 31, 2000 there were no borrowings under the line of credit by the Series. There were no outstanding borrowings under the line of credit at May 31, 2000.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2000 was reinvested into overnight repurchase agreements with JP Morgan, which was in turn collateralized by U.S. Government Treasury Securities. At May 31, 2000, the market value of securities on loan to brokers was $28,213,638, the related collateral cash received was $52,165,141 and the value of collateral on overnight repurchase agreements was $53,512,040.